BNY Mellon High Yield ETF
Statement of Investments
July 31, 2024 (Unaudited)
Description Shares Value ($)
Common Stocks – 0.0%
Financial – 0.0%
Curo Group Holdings
(a)
694 3,157
Total Common Stocks (cost $3,157) 3,157
Principal
Amount ($)
Corporate Bonds – 97.7%
Advertising – 1.1%
Advantage Sales & Marketing, Inc. , 6.50% , 11/15/2028
(b)
135,000 123,811
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027
(b)
180,000 174,464
7.75%, 4/15/2028
(b)
200,000 176,750
9.00%, 9/15/2028
(b)
12,000 12,752
7.50%, 6/01/2029
(b)
232,000 199,264
7.88%, 4/01/2030
(b)
169,000 172,073
CMG Media Corp. , 8.88% , 12/15/2027
(b)
317,000 185,049
Lamar Media Corp.
3.75%, 2/15/2028 227,000 213,900
4.88%, 1/15/2029 193,000 187,496
4.00%, 2/15/2030 198,000 182,355
3.63%, 1/15/2031 157,000 139,447
Neptune Bidco US, Inc. , 9.29% , 4/15/2029
(b)
690,000 675,283
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 8/15/2027
(b)
87,000 85,031
4.25%, 1/15/2029
(b)
70,000 64,941
4.63%, 3/15/2030
(b)
23,000 21,124
Stagwell Global LLC , 5.63% , 8/15/2029
(b)
668,000 629,742
Summer BC Bidco B LLC , 5.50% , 10/31/2026
(b)
65,000 63,862
3,307,344
Aerospace/Defense – 2.2%
Bombardier, Inc.
7.88%, 4/15/2027
(b)
223,000 223,396
6.00%, 2/15/2028
(b)
144,000 143,751
7.50%, 2/01/2029
(b)
125,000 130,432
8.75%, 11/15/2030
(b)
29,000 31,438
7.25%, 7/01/2031
(b)
150,000 154,502
7.00%, 6/01/2032
(b)(c)
150,000 153,382
7.45%, 5/01/2034
(b)
100,000 107,282
F-Brasile SpA / F-Brasile US LLC , Series XR , 7.38% , 8/15/2026
(b)
110,000 110,073
Moog, Inc. , 4.25% , 12/15/2027
(b)
106,000 101,514
Spirit AeroSystems, Inc.
4.60%, 6/15/2028 126,000 119,366
9.38%, 11/30/2029
(b)
150,000 162,349
9.75%, 11/15/2030
(b)
140,000 156,108
TransDigm, Inc.
5.50%, 11/15/2027 864,000 853,245
6.75%, 8/15/2028
(b)
898,000 915,665
4.63%, 1/15/2029 390,000 368,976
6.38%, 3/01/2029
(b)
1,125,000 1,146,487
4.88%, 5/01/2029 243,000 231,168
6.88%, 12/15/2030
(b)
500,000 514,393
7.13%, 12/01/2031
(b)
305,000 317,133
6.63%, 3/01/2032
(b)
667,000 682,297
Triumph Group, Inc. , 9.00% , 3/15/2028
(b)
194,000 204,609
6,827,566

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Agriculture – 0.3%
Darling Ingredients, Inc. , 6.00% , 6/15/2030
(b)
15,000 14,884
Turning Point Brands, Inc. , 5.63% , 2/15/2026
(b)
315,000 310,932
Vector Group Ltd. , 5.75% , 2/01/2029
(b)
642,000 616,466
942,282
Airlines – 0.8%
Air Canada , 3.88% , 8/15/2026
(b)
250,000 240,447
Air Canada Pass-Through Trust , Series 2020-1 , Class C , 10.50% , 7/15/2026
(b)
102,000 110,281
Allegiant Travel Co. , 7.25% , 8/15/2027
(b)
2,000 1,866
American Airlines, Inc.
7.25%, 2/15/2028
(b)
84,000 83,925
8.50%, 5/15/2029
(b)
188,000 193,402
American Airlines, Inc. /Aadvantage Loyalty IP Ltd.
5.50%, 4/20/2026
(b)
394,845 392,094
5.75%, 4/20/2029
(b)
310,000 302,941
Avianca Midco 2 PLC
9.00%, 12/01/2028
(b)
385,000 376,817
9.00%, 12/01/2028
(b)
135,000 131,702
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. , 11.00% , 4/15/2029
(b)
222,750 212,076
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.00%, 9/20/2025
(b)
93,000 58,472
8.00%, 9/20/2025
(b)
125,000 79,041
United Airlines Pass-Through Trust , Series 2016-2 , Class A , 3.10% , 10/07/2028 6,664 5,902
United Airlines, Inc.
4.38%, 4/15/2026
(b)
180,000 175,468
4.63%, 4/15/2029
(b)
80,000 75,635
VistaJet Malta Finance PLC / Vista Management Holding, Inc. , 9.50% , 6/01/2028
(b)(c)
35,000 31,379
VistaJet Malta Finance PLC / XO Management Holding, Inc.
7.88%, 5/01/2027
(b)(c)
35,000 31,663
6.38%, 2/01/2030
(b)
70,000 55,791
2,558,902
Apparel – 0.2%
Crocs, Inc.
4.25%, 3/15/2029
(b)
5,000 4,611
4.13%, 8/15/2031
(b)
76,000 66,748
Hanesbrands, Inc.
4.88%, 5/15/2026
(b)
290,000 284,138
9.00%, 2/15/2031
(b)(c)
142,000 150,188
Kontoor Brands, Inc. , 4.13% , 11/15/2029
(b)
104,000 95,548
Levi Strauss & Co. , 3.50% , 3/01/2031
(b)
50,000 43,548
Under Armour, Inc. , 3.25% , 6/15/2026 37,000 35,346
William Carter Co. (The) , 5.63% , 3/15/2027
(b)
57,000 56,375
Wolverine World Wide, Inc. , 4.00% , 8/15/2029
(b)
4,000 3,414
739,916
Auto Manufacturers – 0.5%
Allison Transmission, Inc.
4.75%, 10/01/2027
(b)
5,000 4,882
5.88%, 6/01/2029
(b)
25,000 24,991
3.75%, 1/30/2031
(b)
200,000 178,455
Aston Martin Capital Holdings Ltd. , 10.00% , 3/31/2029
(b)
165,000 165,577
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(b)
85,000 85,223
4.50%, 10/01/2027
(b)
270,000 257,578
5.88%, 1/15/2028
(b)
142,740 141,283
5.50%, 7/15/2029
(b)
86,000 83,910

Corporate Bonds – 97.7% (continued)
Auto Manufacturers – 0.5% (continued)
JB Poindexter & Co., Inc. , 8.75% , 12/15/2031
(b)
87,000 91,579
PM General Purchaser LLC , 9.50% , 10/01/2028
(b)
69,000 70,891
Wabash National Corp. , 4.50% , 10/15/2028
(b)
380,000 346,366
1,450,735
Auto Parts & Equipment – 1.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026
(b)
205,000 201,138
7.00%, 4/15/2028
(b)
73,000 74,634
8.25%, 4/15/2031
(b)(c)
75,000 78,872
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027
(c)
115,000 115,264
6.88%, 7/01/2028 60,000 59,929
5.00%, 10/01/2029
(c)
136,000 124,527
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(b)
170,000 169,964
8.50%, 5/15/2027
(b)
411,000 414,670
6.75%, 5/15/2028
(b)
63,000 64,179
Cooper-Standard Automotive, Inc. , 10.63% , 5/15/2027
(b)(d)
50,000 39,456
Dana, Inc.
5.38%, 11/15/2027 85,000 83,630
4.25%, 9/01/2030 11,000 9,709
4.50%, 2/15/2032 76,000 66,225
Dornoch Debt Merger Sub, Inc. , 6.63% , 10/15/2029
(b)
139,000 122,619
Garrett Motion Holdings, Inc. / Garrett LX I Sarl , 7.75% , 5/31/2032
(b)
173,000 175,895
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026 110,000 108,564
4.88%, 3/15/2027 100,000 97,581
5.00%, 7/15/2029 10,000 9,427
5.25%, 4/30/2031 129,000 120,296
5.25%, 7/15/2031
(c)
162,000 151,412
5.63%, 4/30/2033 82,000 75,422
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(b)(d)
115,000 112,149
6.00%, 5/15/2027
(b)(d)
150,000 148,529
6.38%, 5/15/2029
(b)(d)
120,000 120,032
Phinia, Inc. , 6.75% , 4/15/2029
(b)
6,000 6,123
Real Hero Merger Sub 2, Inc. , 6.25% , 2/01/2029
(b)
271,000 232,652
Tenneco, Inc. , 8.00% , 11/17/2028
(b)
480,000 435,578
Titan International, Inc. , 7.00% , 4/30/2028 110,000 106,682
ZF North America Capital, Inc.
6.88%, 4/14/2028
(b)
9,000 9,235
6.75%, 4/23/2030
(b)
191,000 194,990
3,729,383
Banks – 0.7%
Banc of California , 3.25% , 5/01/2031 35,000 32,506
Dresdner Funding Trust I , 8.15% , 6/30/2031
(b)
210,000 228,789
Freedom Mortgage Corp.
7.63%, 5/01/2026
(b)
300,000 300,261
6.63%, 1/15/2027
(b)
124,000 121,549
12.00%, 10/01/2028
(b)
309,000 332,535
12.25%, 10/01/2030
(b)
135,000 147,930
Intesa Sanpaolo SpA
5.71%, 1/15/2026
(b)
211,000 210,971
4.20%, 6/01/2032
(b)
23,000 19,884
4.95%, 6/01/2042
(b)
100,000 77,243

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Banks – 0.7% (continued)
Texas Capital Bancshares, Inc. , 4.00% , 5/06/2031 135,000 125,375
UniCredit SpA
5.86%, 6/19/2032
(b)
122,000 120,758
7.30%, 4/02/2034
(b)
99,000 102,825
5.46%, 6/30/2035
(b)
250,000 239,554
Valley National Bancorp
3.00%, 6/15/2031 133,000 106,142
6.25%, 9/30/2032 5,000 4,108
Western Alliance Bancorp , 3.00% , 6/15/2031 14,000 12,524
2,182,954
Beverages – 0.1%
Primo Water Holdings, Inc. , 4.38% , 4/30/2029
(b)
7,000 6,534
Triton Water Holdings, Inc. , 6.25% , 4/01/2029
(b)
200,000 194,975
201,509
Biotechnology – 0.0%
Emergent Biosolutions, Inc. , 3.88% , 8/15/2028
(b)
160,000 121,884
121,884
Building Materials – 2.0%
Acproducts Holdings, Inc. , 6.38% , 5/15/2029
(b)
130,000 76,663
Ameritex Holdco Intermediate LLC , 10.25% , 10/15/2028
(b)(c)
250,000 265,722
Boise Cascade Co. , 4.88% , 7/01/2030
(b)
135,000 127,209
Builders FirstSource, Inc.
5.00%, 3/01/2030
(b)
55,000 52,547
4.25%, 2/01/2032
(b)
235,000 210,133
6.38%, 6/15/2032
(b)
154,000 156,293
6.38%, 3/01/2034
(b)
205,000 206,837
Camelot Return Merger Sub, Inc. , 8.75% , 8/01/2028
(b)
440,000 437,371
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029
(b)
95,000 78,244
9.50%, 8/15/2029
(b)
52,000 52,065
CP Atlas Buyer, Inc. , 7.00% , 12/01/2028
(b)
163,000 139,691
Eco Material Technologies, Inc. , 7.88% , 1/31/2027
(b)
257,000 261,439
Emrld Borrower LP / Emerald Co.-Issuer, Inc. , 6.63% , 12/15/2030
(b)
511,000 520,390
Griffon Corp. , 5.75% , 3/01/2028 394,000 386,356
James Hardie International Finance DAC , 5.00% , 1/15/2028
(b)
55,000 53,022
JELD-WEN, Inc.
4.63%, 12/15/2025
(b)
181,000 178,334
4.88%, 12/15/2027
(b)
31,000 29,553
Knife River Corp. , 7.75% , 5/01/2031
(b)
7,000 7,359
Louisiana-Pacific Corp. , 3.63% , 3/15/2029
(b)
5,000 4,618
Miter Brands Acquisition Holdco, Inc. / MIWID Borrower LLC , 6.75% , 4/01/2032
(b)
121,000 122,834
MIWD Holdco II LLC / MIWD Finance Corp. , 5.50% , 2/01/2030
(b)(c)
96,000 89,801
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028
(b)
64,000 61,478
9.75%, 7/15/2028
(b)
170,000 173,739
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , 9.50% , 4/15/2030
(b)
203,000 191,695
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(b)
349,000 345,515
8.88%, 11/15/2031
(b)
555,000 598,106
Standard Industries, Inc.
5.00%, 2/15/2027
(b)
138,000 135,026
4.75%, 1/15/2028
(b)
200,000 191,655
4.38%, 7/15/2030
(b)
400,000 364,368
3.38%, 1/15/2031
(b)
300,000 256,527
Summit Materials LLC / Summit Materials Finance Corp.
5.25%, 1/15/2029
(b)
25,000 24,454
7.25%, 1/15/2031
(b)
200,000 208,588

Corporate Bonds – 97.7% (continued)
Building Materials – 2.0% (continued)
Summit Materials LLC / Summit Materials Finance Corp. (continued)
6,007,632
Chemicals – 2.2%
Ashland, Inc.
3.38%, 9/01/2031
(b)
115,000 99,210
6.88%, 5/15/2043 80,000 82,678
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028
(b)
140,000 74,856
7.50%, 9/30/2029
(b)
97,000 49,750
Avient Corp. , 7.13% , 8/01/2030
(b)
278,000 285,497
Axalta Coating Systems Dutch Holding B BV , 7.25% , 2/15/2031
(b)
90,000 94,390
Axalta Coating Systems LLC , 3.38% , 2/15/2029
(b)
272,000 247,429
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV , 4.75% , 6/15/2027
(b)
250,000 244,929
Cerdia Finanz GmbH , 10.50% , 2/15/2027
(b)
300,000 308,965
Chemours Co. (The)
5.38%, 5/15/2027 150,000 144,082
5.75%, 11/15/2028
(b)
580,000 543,012
4.63%, 11/15/2029
(b)
53,000 46,446
Consolidated Energy Finance SA
6.50%, 5/15/2026
(b)
5,000 4,852
5.63%, 10/15/2028
(b)
206,000 165,051
12.00%, 2/15/2031
(b)
320,000 319,941
CVR Partners LP / CVR Nitrogen Finance Corp. , 6.13% , 6/15/2028
(b)
95,000 92,001
Element Solutions, Inc. , 3.88% , 9/01/2028
(b)
5,000 4,638
GPD Cos., Inc. , 10.13% , 4/01/2026
(b)(c)
130,000 121,230
HB Fuller Co.
4.00%, 2/15/2027 65,000 62,851
4.25%, 10/15/2028 15,000 14,003
Herens Holdco Sarl , 4.75% , 5/15/2028
(b)
70,000 60,757
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , 9.00% , 7/01/2028
(b)
115,000 115,760
INEOS Finance PLC
6.75%, 5/15/2028
(b)
5,000 5,024
7.50%, 4/15/2029
(b)
45,000 45,870
INEOS Quattro Finance 2 PLC , 9.63% , 3/15/2029
(b)(c)
240,000 257,255
Ingevity Corp. , 3.88% , 11/01/2028
(b)
2,000 1,832
Innophos Holdings, Inc. , 9.38% , 2/15/2028
(b)
52,000 45,027
Iris Holdings, Inc. , 8.75% , 2/15/2026
(b)(d)
65,000 54,011
Kobe US Midco 2, Inc. , 9.25% , 11/01/2026
(b)(d)
69,037 56,830
LSF11 A5 HoldCo LLC , 6.63% , 10/15/2029
(b)
81,000 77,714
Mativ Holdings, Inc. , 6.88% , 10/01/2026
(b)
2,000 1,998
Minerals Technologies, Inc. , 5.00% , 7/01/2028
(b)
95,000 91,483
Olin Corp. , 5.63% , 8/01/2029 14,000 13,838
Olympus Water US Holding Corp.
7.13%, 10/01/2027
(b)
80,000 80,803
4.25%, 10/01/2028
(b)
100,000 92,243
9.75%, 11/15/2028
(b)
433,000 460,523
6.25%, 10/01/2029
(b)
156,000 143,150
7.25%, 6/15/2031
(b)
210,000 210,256
Polar US Borrower LLC / Schenectady International Group, Inc. , 6.75% , 5/15/2026
(b)
25,000 6,893
Rain Carbon, Inc. , 12.25% , 9/01/2029
(b)(c)
4,000 4,321
Rayonier AM Products, Inc. , 7.63% , 1/15/2026
(b)
200,000 190,250
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(b)
200,000 186,374
6.63%, 5/01/2029
(b)
160,000 150,649

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Chemicals – 2.2% (continued)
SCIL IV LLC / SCIL USA Holdings LLC , 5.38% , 11/01/2026
(b)
295,000 287,936
SK Invictus Intermediate II Sarl , 5.00% , 10/30/2029
(b)
10,000 9,313
SNF Group SACA
3.13%, 3/15/2027
(b)
191,000 177,019
3.38%, 3/15/2030
(b)
11,000 9,462
TPC Group, Inc. , 13.00% , 12/16/2027
(b)
8,572 8,774
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. , 5.13% , 4/01/2029
(b)
63,000 24,352
Tronox, Inc. , 4.63% , 3/15/2029
(b)
260,000 236,904
Vibrantz Technologies, Inc. , 9.00% , 2/15/2030
(b)
180,000 161,136
WR Grace Holdings LLC
4.88%, 6/15/2027
(b)
217,000 210,083
5.63%, 8/15/2029
(b)
259,000 237,100
7.38%, 3/01/2031
(b)
5,000 5,132
6,725,883
Coal – 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. , 8.63% , 6/15/2029
(b)
180,000 189,301
Conuma Resources Ltd. , 13.13% , 5/01/2028
(b)
58,000 59,249
Coronado Finance Pty Ltd. , 10.75% , 5/15/2026
(b)
55,000 57,169
SunCoke Energy, Inc. , 4.88% , 6/30/2029
(b)
85,000 77,675
Warrior Met Coal, Inc. , 7.88% , 12/01/2028
(b)
66,000 67,651
451,045
Commercial Services – 4.3%
ADT Security Corp. (The)
4.13%, 8/01/2029
(b)
200,000 186,593
4.88%, 7/15/2032
(b)
73,000 67,787
Adtalem Global Education, Inc. , 5.50% , 3/01/2028
(b)
341,000 331,544
Albion Financing 1 Sarl / Aggreko Holdings, Inc. , 6.13% , 10/15/2026
(b)
260,000 256,990
Albion Financing 2 Sarl , 8.75% , 4/15/2027
(b)
215,000 218,016
Allied Universal Holdco LLC , 7.88% , 2/15/2031
(b)
330,000 335,838
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.63%, 7/15/2026
(b)
37,000 37,040
9.75%, 7/15/2027
(b)
250,000 249,760
6.00%, 6/01/2029
(b)
285,000 248,197
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(b)
300,000 276,621
4.63%, 6/01/2028
(b)
124,000 114,324
AMN Healthcare, Inc.
4.63%, 10/01/2027
(b)
40,000 38,478
4.00%, 4/15/2029
(b)
35,000 32,098
APi Group DE, Inc.
4.13%, 7/15/2029
(b)
26,000 23,955
4.75%, 10/15/2029
(b)
5,000 4,755
APX Group, Inc.
6.75%, 2/15/2027
(b)
9,000 9,000
5.75%, 7/15/2029
(b)
305,000 296,722
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.75%, 7/15/2027
(b)
96,000 92,874
5.75%, 7/15/2027
(b)
130,000 125,257
4.75%, 4/01/2028
(b)
224,000 206,334
5.38%, 3/01/2029
(b)
8,000 7,329
8.00%, 2/15/2031
(b)(c)
3,000 2,978
Block, Inc.
2.75%, 6/01/2026 162,000 154,146
3.50%, 6/01/2031 14,000 12,152
6.50%, 5/15/2032
(b)
182,000 185,181

Corporate Bonds – 97.7% (continued)
Commercial Services – 4.3% (continued)
Boost Newco Borrower LLC , 7.50% , 1/15/2031
(b)
520,000 547,059
Brink's Co. (The) , 4.63% , 10/15/2027
(b)
85,000 82,404
Carriage Services, Inc. , 4.25% , 5/15/2029
(b)
13,000 11,771
Champions Financing, Inc. , 8.75% , 2/15/2029
(b)
160,000 163,196
Cimpress PLC , 7.00% , 6/15/2026 15,000 14,985
CoreCivic, Inc.
4.75%, 10/15/2027
(c)
475,000 450,174
8.25%, 4/15/2029 90,000 94,682
Deluxe Corp. , 8.00% , 6/01/2029
(b)
195,000 184,464
Garda World Security Corp.
4.63%, 2/15/2027
(b)
15,000 14,448
9.50%, 11/01/2027
(b)
48,000 48,245
7.75%, 2/15/2028
(b)
87,000 89,833
6.00%, 6/01/2029
(b)
205,000 189,894
8.25%, 8/01/2032
(b)
210,000 210,555
Geo Group, Inc. (The)
8.63%, 4/15/2029 66,000 68,668
10.25%, 4/15/2031 221,000 236,913
Graham Holdings Co. , 5.75% , 6/01/2026
(b)
193,000 192,192
Grand Canyon University , 5.13% , 10/01/2028
(c)
46,000 42,137
Herc Holdings, Inc.
5.50%, 7/15/2027
(b)
544,000 539,370
6.63%, 6/15/2029
(b)
60,000 61,262
Hertz Corp. (The)
4.63%, 12/01/2026
(b)
81,000 61,141
12.63%, 7/15/2029
(b)
50,000 54,193
5.00%, 12/01/2029
(b)(c)
169,000 111,407
Korn Ferry , 4.63% , 12/15/2027
(b)
10,000 9,647
Matthews International Corp. , 5.25% , 12/01/2025
(b)
190,000 187,671
Mavis Tire Express Services Topco Corp. , 6.50% , 5/15/2029
(b)
115,000 109,302
Mobius Merger Sub, Inc. , 9.00% , 6/01/2030
(b)
190,000 188,327
NESCO Holdings II, Inc. , 5.50% , 4/15/2029
(b)
155,000 144,121
Paysafe Finance PLC / Paysafe Holdings US Corp. , 4.00% , 6/15/2029
(b)(c)
63,000 58,245
PECF USS Intermediate Holding III Corp. , 8.00% , 11/15/2029
(b)
141,000 60,719
Port of Newcastle Investments Financing Pty Ltd. , 5.90% , 11/24/2031
(b)
11,000 10,262
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/2026
(b)
405,000 404,504
3.38%, 8/31/2027
(b)
310,000 289,275
6.25%, 1/15/2028
(b)
176,000 175,313
Service Corp. International
7.50%, 4/01/2027 242,000 250,674
4.63%, 12/15/2027 11,000 10,707
5.13%, 6/01/2029 2,000 1,966
3.38%, 8/15/2030 80,000 70,846
4.00%, 5/15/2031 380,000 342,686
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , 4.63% , 11/01/2026
(b)
185,000 180,647
Signal Parent, Inc. , 6.13% , 4/01/2029
(b)
200,000 136,496
Sotheby's , 7.38% , 10/15/2027
(b)
200,000 166,452
Sotheby's / Bidfair Holdings, Inc. , 5.88% , 6/01/2029
(b)
100,000 72,805
StoneMor, Inc. , 8.50% , 5/15/2029
(b)
115,000 96,266
TriNet Group, Inc.
3.50%, 3/01/2029
(b)
165,000 149,564
7.13%, 8/15/2031
(b)
103,000 106,157
United Rentals North America, Inc.
5.50%, 5/15/2027 108,000 107,698
3.88%, 11/15/2027 197,000 188,046
4.88%, 1/15/2028 509,000 498,151
5.25%, 1/15/2030 168,000 164,347

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Commercial Services – 4.3% (continued)
United Rentals North America, Inc. (continued)
4.00%, 7/15/2030 163,000 149,369
3.88%, 2/15/2031 24,000 21,683
3.75%, 1/15/2032 568,000 501,736
6.13%, 3/15/2034
(b)
302,000 303,415
Upbound Group, Inc. , 6.38% , 2/15/2029
(b)
98,000 95,823
Valvoline, Inc. , 3.63% , 6/15/2031
(b)
280,000 244,840
VM Consolidated, Inc. , 5.50% , 4/15/2029
(b)
65,000 62,940
VT Topco, Inc. , 8.50% , 8/15/2030
(b)
50,000 52,853
Wand NewCo 3, Inc. , 7.63% , 1/30/2032
(b)
165,000 172,337
WASH Multifamily Acquisition, Inc. , 5.75% , 4/15/2026
(b)(c)
8,000 7,880
Williams Scotsman, Inc. , 7.38% , 10/01/2031
(b)
86,000 89,400
WW International, Inc. , 4.50% , 4/15/2029
(b)
79,000 29,047
ZipRecruiter, Inc. , 5.00% , 1/15/2030
(b)
280,000 244,858
13,140,037
Computers – 1.5%
Ahead DB Holdings LLC , 6.63% , 5/01/2028
(b)
80,000 76,117
ASGN, Inc. , 4.63% , 5/15/2028
(b)
110,000 105,567
Conduent Business Services LLC / Conduent State & Local Solutions, Inc. , 6.00% , 11/01/2029
(b)
124,000 117,607
Crane NXT Co. , 4.20% , 3/15/2048 340,000 241,388
Crowdstrike Holdings, Inc. , 3.00% , 2/15/2029 100,000 89,681
Fortress Intermediate 3, Inc. , 7.50% , 6/01/2031
(b)
180,000 184,561
Insight Enterprises, Inc. , 6.63% , 5/15/2032
(b)
186,000 191,406
KBR, Inc. , 4.75% , 9/30/2028
(b)
241,000 229,116
McAfee Corp. , 7.38% , 2/15/2030
(b)
510,000 475,752
NCR Atleos Corp. , 9.50% , 4/01/2029
(b)
485,000 530,000
NCR Voyix Corp.
5.00%, 10/01/2028
(b)
180,000 172,178
5.13%, 4/15/2029
(b)
420,000 401,211
Science Applications International Corp. , 4.88% , 4/01/2028
(b)
115,000 111,203
Seagate HDD Cayman
4.88%, 6/01/2027 45,000 44,401
4.09%, 6/01/2029 134,000 126,072
3.13%, 7/15/2029 40,000 34,380
4.13%, 1/15/2031 40,000 36,232
8.50%, 7/15/2031 65,000 70,459
9.63%, 12/01/2032 305,000 349,279
5.75%, 12/01/2034 95,000 93,036
Unisys Corp. , 6.88% , 11/01/2027
(b)
135,000 121,132
Vericast Corp. , 12.50% , 12/15/2027
(b)
15,000 17,572
Virtusa Corp. , 7.13% , 12/15/2028
(b)
159,000 150,858
Western Digital Corp. , 4.75% , 2/15/2026 593,000 583,366
4,552,574
Cosmetics/Personal Care – 0.3%
Coty, Inc. , 5.00% , 4/15/2026
(b)
14,000 13,851
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC , 6.63% , 7/15/2030
(b)
55,000 56,480
Edgewell Personal Care Co.
5.50%, 6/01/2028
(b)
282,000 276,571
4.13%, 4/01/2029
(b)
20,000 18,604
Oriflame Investment Holding PLC , 5.13% , 5/04/2026
(b)
125,000 31,341
Perrigo Finance Unlimited Co.
4.38%, 3/15/2026 115,000 112,380
4.90%, 6/15/2030 73,000 68,946
4.90%, 12/15/2044 240,000 195,534
Prestige Brands, Inc. , 5.13% , 1/15/2028
(b)
185,000 180,899
954,606

Corporate Bonds – 97.7% (continued)
Distribution/Wholesale – 0.8%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028
(b)
269,000 254,204
3.88%, 11/15/2029
(b)
242,000 218,992
BCPE Empire Holdings, Inc. , 7.63% , 5/01/2027
(b)
251,000 242,903
Dealer Tire LLC / DT Issuer LLC , 8.00% , 2/01/2028
(b)
70,000 69,779
G-III Apparel Group Ltd. , 7.88% , 8/15/2025
(b)
350,000 350,488
H&E Equipment Services, Inc. , 3.88% , 12/15/2028
(b)
100,000 91,390
Resideo Funding, Inc. , 4.00% , 9/01/2029
(b)
75,000 68,621
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028
(b)
120,000 122,524
7.75%, 3/15/2031
(b)
365,000 384,240
Velocity Vehicle Group LLC , 8.00% , 6/01/2029
(b)
60,000 61,818
Verde Purchaser LLC , 10.50% , 11/30/2030
(b)
235,000 250,349
Windsor Holdings III LLC , 8.50% , 6/15/2030
(b)
326,000 343,546
2,458,854
Diversified Financial Services – 5.1%
AG Issuer LLC , 6.25% , 3/01/2028
(b)
367,000 351,992
AG TTMT Escrow Issuer LLC , 8.63% , 9/30/2027
(b)
223,000 227,834
Ally Financial, Inc.
5.75%, 11/20/2025 212,000 212,394
6.70%, 2/14/2033 101,000 103,522
Aretec Group, Inc.
7.50%, 4/01/2029
(b)
165,000 156,160
10.00%, 8/15/2030
(b)
155,000 165,457
Armor Holdco, Inc. , 8.50% , 11/15/2029
(b)
160,000 152,996
ASG Finance Designated Activity Co. , 9.75% , 5/15/2029
(b)
280,000 280,647
Bread Financial Holdings, Inc. , 9.75% , 3/15/2029
(b)
369,000 395,578
Brightsphere Investment Group, Inc. , 4.80% , 7/27/2026 19,000 18,448
Burford Capital Global Finance LLC
6.25%, 4/15/2028
(b)
335,000 326,421
6.88%, 4/15/2030
(b)
325,000 320,466
9.25%, 7/01/2031
(b)
390,000 416,334
Castlelake Aviation Finance DAC , 5.00% , 4/15/2027
(b)
102,000 99,214
Cobra Acquisitionco LLC
6.38%, 11/01/2029
(b)
118,000 96,889
12.25%, 11/01/2029
(b)
50,000 50,480
Coinbase Global, Inc.
3.38%, 10/01/2028
(b)
345,000 303,511
3.63%, 10/01/2031
(b)
90,000 74,863
Credit Acceptance Corp. , 9.25% , 12/15/2028
(b)
161,000 172,136
Encore Capital Group, Inc. , 8.50% , 5/15/2030
(b)
111,000 115,147
Enova International, Inc.
8.50%, 9/15/2025
(b)
53,000 53,087
11.25%, 12/15/2028
(b)
214,000 230,822
Freedom Mortgage Holdings LLC
9.25%, 2/01/2029
(b)
404,000 407,017
9.13%, 5/15/2031
(b)
200,000 196,745
GGAM Finance Ltd.
7.75%, 5/15/2026
(b)
200,000 204,786
8.00%, 2/15/2027
(b)
40,000 41,382
8.00%, 6/15/2028
(b)
165,000 174,818
goeasy Ltd.
4.38%, 5/01/2026
(b)
35,000 33,970
9.25%, 12/01/2028
(b)
83,000 88,992
7.63%, 7/01/2029
(b)
509,000 521,657

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Diversified Financial Services – 5.1% (continued)
Hightower Holding LLC , 6.75% , 4/15/2029
(b)
146,000 136,230
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029
(b)
115,000 108,639
7.13%, 4/30/2031
(b)
301,000 312,161
Jefferies Finance LLC / JFIN Co.-Issuer Corp. , 5.00% , 8/15/2028
(b)
499,000 463,730
Jefferson Capital Holdings LLC
6.00%, 8/15/2026
(b)
308,000 305,461
9.50%, 2/15/2029
(b)
295,000 308,895
LD Holdings Group LLC
8.75%, 11/01/2027
(b)
130,000 118,496
6.13%, 4/01/2028
(b)
113,000 89,658
LFS Topco LLC , 5.88% , 10/15/2026
(b)
65,000 60,353
Macquarie Airfinance Holdings Ltd.
8.38%, 5/01/2028
(b)
50,000 52,915
8.13%, 3/30/2029
(b)
365,000 386,029
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(b)
441,000 425,804
5.63%, 1/15/2030
(b)
10,000 9,013
Nationstar Mortgage Holdings, Inc.
5.00%, 2/01/2026
(b)
95,000 93,443
6.00%, 1/15/2027
(b)
143,000 141,900
5.50%, 8/15/2028
(b)
200,000 194,190
5.13%, 12/15/2030
(b)
150,000 139,727
5.75%, 11/15/2031
(b)
253,000 241,558
7.13%, 2/01/2032
(b)
125,000 127,499
Navient Corp.
6.75%, 6/15/2026 59,000 59,650
5.00%, 3/15/2027 124,000 119,960
4.88%, 3/15/2028 90,000 84,035
5.50%, 3/15/2029 135,000 125,579
9.38%, 7/25/2030 89,000 94,788
11.50%, 3/15/2031 90,000 99,608
5.63%, 8/01/2033 115,000 95,905
OneMain Finance Corp.
7.13%, 3/15/2026 176,000 179,081
3.50%, 1/15/2027 192,000 181,541
6.63%, 1/15/2028 114,000 115,612
3.88%, 9/15/2028 300,000 274,518
9.00%, 1/15/2029 126,000 133,598
5.38%, 11/15/2029 149,000 143,116
7.88%, 3/15/2030 566,000 590,317
4.00%, 9/15/2030 130,000 113,743
7.50%, 5/15/2031 171,000 175,826
Osaic Holdings, Inc. , 10.75% , 8/01/2027
(b)
10,000 10,203
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc. , 6.38% , 2/01/2027
(b)
435,000 425,258
PennyMac Financial Services, Inc.
5.38%, 10/15/2025
(b)
281,000 279,102
4.25%, 2/15/2029
(b)
154,000 142,727
7.88%, 12/15/2029
(b)
90,000 94,172
7.13%, 11/15/2030
(b)
234,000 235,807
5.75%, 9/15/2031
(b)
252,000 240,983
PHH Mortgage Corp. , 7.88% , 3/15/2026
(b)
140,000 137,743
PRA Group, Inc.
7.38%, 9/01/2025
(b)
5,000 4,997
8.38%, 2/01/2028
(b)
191,000 193,342
5.00%, 10/01/2029
(b)
165,000 145,772
8.88%, 1/31/2030
(b)
100,000 101,791

Corporate Bonds – 97.7% (continued)
Diversified Financial Services – 5.1% (continued)
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026
(b)
3,000 2,834
3.88%, 3/01/2031
(b)
177,000 157,307
4.00%, 10/15/2033
(b)
37,000 31,871
SLM Corp.
4.20%, 10/29/2025 108,000 106,078
3.13%, 11/02/2026 108,000 102,266
StoneX Group, Inc. , 7.88% , 3/01/2031
(b)
61,000 63,507
Synchrony Financial , 7.25% , 2/02/2033 193,000 197,155
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(b)
300,000 297,695
5.75%, 6/15/2027
(b)
7,000 6,907
5.50%, 4/15/2029
(b)
270,000 260,600
World Acceptance Corp. , 7.00% , 11/01/2026
(b)
61,000 58,715
15,593,175
Electric – 1.9%
AES Corp. (The) , 7.60% , 1/15/2055 225,000 228,533
Algonquin Power & Utilities Corp. , 4.75% , 1/18/2082 275,000 251,762
Atlantica Sustainable Infrastructure PLC , 4.13% , 6/15/2028
(b)
5,000 4,951
Calpine Corp.
4.50%, 2/15/2028
(b)
204,000 195,510
5.13%, 3/15/2028
(b)
354,000 342,853
4.63%, 2/01/2029
(b)
124,000 117,113
5.00%, 2/01/2031
(b)
139,000 131,318
3.75%, 3/01/2031
(b)
50,000 44,471
Clearway Energy Operating LLC
4.75%, 3/15/2028
(b)
164,000 157,516
3.75%, 2/15/2031
(b)
210,000 186,148
3.75%, 1/15/2032
(b)
11,000 9,595
DPL, Inc. , 4.35% , 4/15/2029 461,000 434,303
Edison International , 8.13% , 6/15/2053 110,000 115,398
Leeward Renewable Energy Operations LLC , 4.25% , 7/01/2029
(b)
175,000 159,350
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(b)
5,000 4,798
4.50%, 9/15/2027
(b)
66,000 63,184
7.25%, 1/15/2029
(b)
127,000 131,942
NRG Energy, Inc.
6.63%, 1/15/2027 55,000 54,884
5.75%, 1/15/2028 25,000 24,894
3.38%, 2/15/2029
(b)
10,000 9,001
5.25%, 6/15/2029
(b)
27,000 26,258
3.63%, 2/15/2031
(b)
145,000 126,911
3.88%, 2/15/2032
(b)
55,000 48,012
Panoche Energy Center LLC , 6.89% , 7/31/2029
(b)
14,791 13,512
Pattern Energy Operations LP / Pattern Energy Operations, Inc. , 4.50% , 8/15/2028
(b)
120,000 113,120
PG&E Corp.
5.00%, 7/01/2028 215,000 209,728
5.25%, 7/01/2030 245,000 236,797
Pike Corp.
5.50%, 9/01/2028
(b)
156,000 151,249
8.63%, 1/31/2031
(b)
207,000 222,753
Talen Energy Supply LLC , 8.63% , 6/01/2030
(b)
217,000 233,791
TerraForm Global Operating LP , 6.13% , 3/01/2026
(b)
215,000 214,385
TransAlta Corp.
7.75%, 11/15/2029 7,000 7,343
6.50%, 3/15/2040 30,000 30,356

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Electric – 1.9% (continued)
Vistra Operations Co. LLC
5.50%, 9/01/2026
(b)
151,000 149,781
5.63%, 2/15/2027
(b)
236,000 234,174
5.00%, 7/31/2027
(b)
281,000 275,276
4.38%, 5/01/2029
(b)
382,000 360,593
7.75%, 10/15/2031
(b)
287,000 303,263
6.88%, 4/15/2032
(b)
230,000 236,911
5,861,737
Electrical Components & Equipment – 0.3%
Energizer Holdings, Inc.
6.50%, 12/31/2027
(b)
25,000 25,109
4.75%, 6/15/2028
(b)(c)
158,000 149,902
4.38%, 3/31/2029
(b)
189,000 174,401
EnerSys
4.38%, 12/15/2027
(b)
78,000 74,676
6.63%, 1/15/2032
(b)
6,000 6,109
WESCO Distribution, Inc.
7.25%, 6/15/2028
(b)
181,000 185,591
6.38%, 3/15/2029
(b)
223,000 226,152
6.63%, 3/15/2032
(b)
200,000 204,028
1,045,968
Electronics – 0.7%
Atkore, Inc. , 4.25% , 6/01/2031
(b)
50,000 44,688
Coherent Corp. , 5.00% , 12/15/2029
(b)(c)
92,000 87,709
Equipmentshare.com, Inc.
9.00%, 5/15/2028
(b)
256,000 263,733
8.63%, 5/15/2032
(b)
98,000 101,785
Imola Merger Corp. , 4.75% , 5/15/2029
(b)
500,000 470,791
Likewize Corp. , 9.75% , 10/15/2025
(b)
15,000 15,192
Sensata Technologies BV
4.00%, 4/15/2029
(b)
160,000 148,319
5.88%, 9/01/2030
(b)
264,000 260,361
Sensata Technologies, Inc.
4.38%, 2/15/2030
(b)
162,000 150,509
3.75%, 2/15/2031
(b)
316,000 279,253
6.63%, 7/15/2032
(b)
200,000 203,311
TTM Technologies, Inc. , 4.00% , 3/01/2029
(b)
12,000 11,155
2,036,806
Energy-Alternate Sources – 0.4%
Sunnova Energy Corp.
5.88%, 9/01/2026
(b)
170,000 140,724
11.75%, 10/01/2028
(b)
25,000 19,594
TerraForm Power Operating LLC
5.00%, 1/31/2028
(b)
649,000 625,815
4.75%, 1/15/2030
(b)
256,000 237,869
Topaz Solar Farms LLC , 5.75% , 9/30/2039
(b)
58,473 56,837
1,080,839
Engineering & Construction – 0.9%
AECOM , 5.13% , 3/15/2027 595,000 587,405
Arcosa, Inc. , 4.38% , 4/15/2029
(b)
125,000 117,840
Artera Services LLC , 8.50% , 2/15/2031
(b)
131,000 134,210
Brand Industrial Services, Inc. , 10.38% , 8/01/2030
(b)
710,000 778,557
Brundage-Bone Concrete Pumping Holdings, Inc. , 6.00% , 2/01/2026
(b)
84,000 83,771
Dycom Industries, Inc. , 4.50% , 4/15/2029
(b)
115,000 108,708
Fluor Corp. , 4.25% , 9/15/2028 65,000 62,503
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(b)
220,000 211,831

Corporate Bonds – 97.7% (continued)
Engineering & Construction – 0.9% (continued)
Global Infrastructure Solutions, Inc. (continued)
7.50%, 4/15/2032
(b)
255,000 257,140
Railworks Holdings LP / Railworks Rally, Inc. , 8.25% , 11/15/2028
(b)
20,000 20,350
TopBuild Corp.
3.63%, 3/15/2029
(b)
210,000 192,950
4.13%, 2/15/2032
(b)
82,000 73,929
Tutor Perini Corp. , 11.88% , 4/30/2029
(b)
100,000 109,447
Weekley Homes LLC / Weekley Finance Corp. , 4.88% , 9/15/2028
(b)
85,000 80,995
2,819,636
Entertainment – 2.9%
Affinity Interactive , 6.88% , 12/15/2027
(b)
334,000 291,797
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(b)(d)
90,000 85,286
7.50%, 2/15/2029
(b)
190,000 138,492
Banijay Entertainment SASU , 8.13% , 5/01/2029
(b)
150,000 155,307
Boyne USA, Inc. , 4.75% , 5/15/2029
(b)
59,000 55,970
Caesars Entertainment, Inc.
8.13%, 7/01/2027
(b)
210,000 214,441
4.63%, 10/15/2029
(b)(c)
133,000 123,570
7.00%, 2/15/2030
(b)
343,000 353,753
6.50%, 2/15/2032
(b)
259,000 262,405
CCM Merger, Inc. , 6.38% , 5/01/2026
(b)
10,000 9,988
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
6.50%, 10/01/2028 6,000 6,038
5.25%, 7/15/2029 10,000 9,737
Churchill Downs, Inc.
5.50%, 4/01/2027
(b)
201,000 198,821
4.75%, 1/15/2028
(b)
220,000 212,391
5.75%, 4/01/2030
(b)
319,000 312,584
6.75%, 5/01/2031
(b)
342,000 347,122
Cinemark USA, Inc. , 5.25% , 7/15/2028
(b)(c)
26,000 25,156
Empire Resorts, Inc. , 7.75% , 11/01/2026
(b)
339,000 327,026
Everi Holdings, Inc. , 5.00% , 7/15/2029
(b)
42,000 41,580
International Game Technology PLC , 6.25% , 1/15/2027
(b)
124,000 125,079
Jacobs Entertainment, Inc. , 6.75% , 2/15/2029
(b)
8,000 7,493
Light & Wonder International, Inc.
7.00%, 5/15/2028
(b)
160,000 161,128
7.25%, 11/15/2029
(b)
170,000 174,774
7.50%, 9/01/2031
(b)
255,000 265,849
Lions Gate Capital Holdings LLC , 5.50% , 4/15/2029
(b)
180,000 113,309
Live Nation Entertainment, Inc.
6.50%, 5/15/2027
(b)
392,000 396,642
4.75%, 10/15/2027
(b)
516,000 500,940
3.75%, 1/15/2028
(b)
85,000 80,131
Merlin Entertainments Group US Holdings, Inc. , 7.38% , 2/15/2031
(b)
40,000 41,451
Merlin Entertainments Ltd. , 5.75% , 6/15/2026
(b)
224,000 221,883
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. , 4.88% , 5/01/2029
(b)
530,000 500,260
Mohegan Tribal Gaming Authority
8.00%, 2/01/2026
(b)
512,000 479,213
13.25%, 12/15/2027
(b)
50,000 55,907
Motion Bondco DAC , 6.63% , 11/15/2027
(b)
140,000 138,044
Odeon Finco PLC , 12.75% , 11/01/2027
(b)
80,000 84,216
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc. , 8.00% , 8/01/2030
(b)
3,000 3,108
Penn Entertainment, Inc.
5.63%, 1/15/2027
(b)
205,000 200,044
4.13%, 7/01/2029
(b)
19,000 16,807

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Entertainment – 2.9% (continued)
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 9/01/2029
(b)
146,000 109,207
5.88%, 9/01/2031
(b)
458,000 325,767
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC , 4.88% , 11/01/2026
(b)
5,000 4,876
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 4/16/2029 200,000 181,424
8.45%, 7/27/2030
(b)
200,000 213,178
4.63%, 4/06/2031
(b)
100,000 87,443
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6.63% , 3/01/2030
(b)
94,000 92,114
SeaWorld Parks & Entertainment, Inc. , 5.25% , 8/15/2029
(b)
266,000 253,278
Six Flags Entertainment Corp.
5.50%, 4/15/2027
(b)
35,000 34,794
7.25%, 5/15/2031
(b)
356,000 366,323
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. , 6.63% , 5/01/2032
(b)
100,000 102,643
Speedway Motorsports LLC / Speedway Funding II, Inc. , 4.88% , 11/01/2027
(b)
11,000 10,606
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029
(b)
89,000 85,678
7.13%, 2/15/2031
(b)
153,000 159,443
8,764,516
Environmental Control – 0.8%
Clean Harbors, Inc.
4.88%, 7/15/2027
(b)
42,000 41,098
5.13%, 7/15/2029
(b)
225,000 217,545
6.38%, 2/01/2031
(b)
165,000 167,015
Enviri Corp. , 5.75% , 7/31/2027
(b)
80,000 77,438
GFL Environmental, Inc.
3.75%, 8/01/2025
(b)
28,000 27,682
5.13%, 12/15/2026
(b)
409,000 405,337
4.00%, 8/01/2028
(b)
600,000 563,848
3.50%, 9/01/2028
(b)
112,000 104,017
4.75%, 6/15/2029
(b)
168,000 159,896
4.38%, 8/15/2029
(b)
138,000 128,656
6.75%, 1/15/2031
(b)
42,000 43,160
Madison IAQ LLC
4.13%, 6/30/2028
(b)
106,000 99,008
5.88%, 6/30/2029
(b)
213,000 199,442
Reworld Holding Corp.
4.88%, 12/01/2029
(b)
210,000 192,247
5.00%, 9/01/2030 10,000 9,011
Stericycle, Inc. , 3.88% , 1/15/2029
(b)
15,000 14,272
Waste Pro USA, Inc. , 5.50% , 2/15/2026
(b)
132,000 131,011
2,580,683
Food – 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(b)
236,000 228,178
7.50%, 3/15/2026
(b)
99,000 100,353
4.63%, 1/15/2027
(b)
450,000 438,506
5.88%, 2/15/2028
(b)
190,000 188,423
6.50%, 2/15/2028
(b)
138,000 139,925
3.50%, 3/15/2029
(b)
292,000 265,978
4.88%, 2/15/2030
(b)
181,000 172,986
B&G Foods, Inc.
5.25%, 9/15/2027 65,000 60,890
8.00%, 9/15/2028
(b)
82,000 83,669
C&S Group Enterprises LLC , 5.00% , 12/15/2028
(b)
95,000 70,770
Chobani LLC / Chobani Finance Corp., Inc.
4.63%, 11/15/2028
(b)
155,000 147,815

Corporate Bonds – 97.7% (continued)
Food – 2.0% (continued)
Chobani LLC / Chobani Finance Corp., Inc. (continued)
7.63%, 7/01/2029
(b)
265,000 274,596
Fiesta Purchaser, Inc. , 7.88% , 3/01/2031
(b)
70,000 73,006
H-Food Holdings LLC / Hearthside Finance Co., Inc. , 8.50% , 6/01/2026
(b)
31,000 2,441
Ingles Markets, Inc. , 4.00% , 6/15/2031
(b)
115,000 101,470
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc. , 9.00% , 2/15/2029
(b)
242,000 248,632
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(b)
160,000 155,234
4.13%, 1/31/2030
(b)
287,000 261,904
4.38%, 1/31/2032
(b)
70,000 63,062
Land O'Lakes Capital Trust I , 7.45% , 3/15/2028
(b)
5,000 4,891
Performance Food Group, Inc.
5.50%, 10/15/2027
(b)
250,000 246,752
4.25%, 8/01/2029
(b)
353,000 326,992
Post Holdings, Inc.
5.63%, 1/15/2028
(b)
622,000 615,759
5.50%, 12/15/2029
(b)
343,000 332,715
4.63%, 4/15/2030
(b)
267,000 248,792
4.50%, 9/15/2031
(b)
300,000 272,630
6.25%, 2/15/2032
(b)
280,000 283,971
Sigma Holdco BV , 7.88% , 5/15/2026
(b)
130,000 128,608
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed Ingredients,
Inc. , 4.63% , 3/01/2029
(b)
120,000 108,364
TreeHouse Foods, Inc. , 4.00% , 9/01/2028
(c)
80,000 72,284
United Natural Foods, Inc. , 6.75% , 10/15/2028
(b)
78,000 71,225
US Foods, Inc.
4.75%, 2/15/2029
(b)
120,000 114,898
7.25%, 1/15/2032
(b)
65,000 67,906
5,973,625
Food Service – 0.2%
Aramark Services, Inc. , 5.00% , 2/01/2028
(b)
196,000 191,480
TKC Holdings, Inc.
6.88%, 5/15/2028
(b)
115,000 111,871
10.50%, 5/15/2029
(b)
220,000 215,041
518,392
Forest Products & Paper – 0.2%
Ahlstrom Holding 3 Oy , 4.88% , 2/04/2028
(b)
16,000 15,056
Domtar Corp. , 6.75% , 10/01/2028
(b)
240,000 218,395
Glatfelter Corp. , 4.75% , 11/15/2029
(b)
208,000 176,017
Mercer International, Inc.
5.50%, 1/15/2026 50,000 48,661
12.88%, 10/01/2028
(b)
195,000 208,369
5.13%, 2/01/2029
(c)
25,000 21,188
687,686
Gas – 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 8/20/2026 275,000 270,775
5.75%, 5/20/2027 353,000 341,459
9.38%, 6/01/2028
(b)
81,000 84,849
South Jersey Industries, Inc. , 5.02% , 4/15/2031 160,000 127,677
WGL Holdings, Inc. , 4.60% , 11/01/2044 100,000 83,189
907,949
Hand/Machine Tools – 0.1%
Werner FinCo LP / Werner FinCo, Inc. , 11.50% , 6/15/2028
(b)
295,000 320,385
320,385

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Healthcare-Products – 1.4%
Avantor Funding, Inc.
4.63%, 7/15/2028
(b)
348,000 335,302
3.88%, 11/01/2029
(b)
155,000 142,781
Bausch + Lomb Corp. , 8.38% , 10/01/2028
(b)
455,000 467,318
Embecta Corp.
5.00%, 2/15/2030
(b)
171,000 146,792
6.75%, 2/15/2030
(b)
197,000 175,773
Hologic, Inc.
4.63%, 2/01/2028
(b)
192,000 185,976
3.25%, 2/15/2029
(b)
140,000 127,671
Medline Borrower LP
3.88%, 4/01/2029
(b)
996,000 929,540
5.25%, 10/01/2029
(b)
460,000 444,776
Medline Borrower LP/Medline Co.-Issuer, Inc. , 6.25% , 4/01/2029
(b)
220,000 224,663
Neogen Food Safety Corp. , 8.63% , 7/20/2030
(b)
70,000 75,689
Sotera Health Holdings LLC , 7.38% , 6/01/2031
(b)
315,000 322,013
Teleflex, Inc.
4.63%, 11/15/2027 260,000 252,728
4.25%, 6/01/2028
(b)
210,000 199,638
Varex Imaging Corp. , 7.88% , 10/15/2027
(b)
290,000 294,380
4,325,040
Healthcare-Services – 4.0%
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(b)
25,000 24,499
5.00%, 4/15/2029
(b)
6,000 5,746
AHP Health Partners, Inc. , 5.75% , 7/15/2029
(b)
175,000 167,055
Catalent Pharma Solutions, Inc. , 5.00% , 7/15/2027
(b)
111,000 110,231
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(b)
254,000 242,249
3.75%, 3/15/2029
(b)
201,000 186,166
4.00%, 3/15/2031
(b)
174,000 158,151
CHS/Community Health Systems, Inc.
5.63%, 3/15/2027
(b)
336,000 321,848
8.00%, 12/15/2027
(b)
130,000 130,146
6.88%, 4/01/2028
(b)
150,000 117,515
6.00%, 1/15/2029
(b)
155,000 143,902
6.88%, 4/15/2029
(b)
255,000 209,206
6.13%, 4/01/2030
(b)
250,000 190,540
5.25%, 5/15/2030
(b)
340,000 296,870
4.75%, 2/15/2031
(b)
279,000 229,557
10.88%, 1/15/2032
(b)
445,000 478,114
DaVita, Inc.
4.63%, 6/01/2030
(b)
905,000 829,133
3.75%, 2/15/2031
(b)
312,000 269,972
Encompass Health Corp.
5.75%, 9/15/2025 10,000 9,986
4.50%, 2/01/2028 374,000 361,689
4.75%, 2/01/2030 351,000 335,122
4.63%, 4/01/2031 380,000 354,377
Fortrea Holdings, Inc. , 7.50% , 7/01/2030
(b)
129,000 130,868
HealthEquity, Inc. , 4.50% , 10/01/2029
(b)
83,000 78,149
Heartland Dental LLC / Heartland Dental Finance Corp. , 10.50% , 4/30/2028
(b)
240,000 255,714
IQVIA, Inc.
5.00%, 10/15/2026
(b)
132,000 130,106
5.00%, 5/15/2027
(b)
290,000 285,161
6.50%, 5/15/2030
(b)
215,000 221,221

Corporate Bonds – 97.7% (continued)
Healthcare-Services – 4.0% (continued)
Kedrion SpA , 6.50% , 9/01/2029
(b)
115,000 106,710
Legacy LifePoint Health LLC , 4.38% , 2/15/2027
(b)
266,000 257,184
LifePoint Health, Inc.
5.38%, 1/15/2029
(b)
101,000 91,254
9.88%, 8/15/2030
(b)
250,000 272,628
11.00%, 10/15/2030
(b)
291,000 326,621
10.00%, 6/01/2032
(b)
280,000 297,159
ModivCare Escrow Issuer, Inc. , 5.00% , 10/01/2029
(b)
96,000 64,921
Molina Healthcare, Inc.
4.38%, 6/15/2028
(b)
263,000 250,762
3.88%, 11/15/2030
(b)
165,000 149,302
3.88%, 5/15/2032
(b)
195,000 171,988
MPH Acquisition Holdings LLC
5.50%, 9/01/2028
(b)
242,000 189,214
5.75%, 11/01/2028
(b)
222,000 132,328
Prime Healthcare Services, Inc. , 7.25% , 11/01/2025
(b)
191,000 191,097
Radiology Partners, Inc. , 9.78% , 2/15/2030
(b)(d)
170,000 148,933
Select Medical Corp. , 6.25% , 8/15/2026
(b)
376,000 378,829
Star Parent, Inc. , 9.00% , 10/01/2030
(b)
187,000 199,739
Surgery Center Holdings, Inc. , 7.25% , 4/15/2032
(b)
150,000 155,145
Tenet Healthcare Corp.
5.13%, 11/01/2027 311,000 305,707
4.63%, 6/15/2028 265,000 255,210
6.13%, 10/01/2028 416,000 417,031
4.25%, 6/01/2029 216,000 203,832
4.38%, 1/15/2030 300,000 281,694
6.13%, 6/15/2030 425,000 426,758
6.75%, 5/15/2031 305,000 313,389
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 178,000 172,393
4.98%, 11/15/2045 30,000 22,831
Tower Health , Series 2020 , 4.45% , 2/01/2050 45,000 26,931
US Acute Care Solutions LLC , 9.75% , 5/15/2029
(b)
65,000 64,477
12,147,360
Holding Companies-Diversified – 0.3%
Benteler International AG , 10.50% , 5/15/2028
(b)
324,000 345,904
Stena International SA
7.25%, 1/15/2031
(b)
435,000 444,290
7.63%, 2/15/2031
(b)
150,000 154,570
944,764
Home Builders – 1.9%
Adams Homes, Inc. , 9.25% , 10/15/2028
(b)
270,000 280,174
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 1/15/2028
(b)
110,000 110,501
4.63%, 8/01/2029
(b)
40,000 36,911
4.63%, 4/01/2030
(b)
86,000 78,618
Beazer Homes USA, Inc.
5.88%, 10/15/2027 80,000 79,220
7.25%, 10/15/2029
(c)
75,000 75,956
7.50%, 3/15/2031
(b)
5,000 5,078
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 9/15/2027
(b)
18,000 17,876
4.88%, 2/15/2030
(b)
461,000 424,395
Century Communities, Inc.
6.75%, 6/01/2027 149,000 149,876
3.88%, 8/15/2029
(b)
162,000 147,864

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Home Builders – 1.9% (continued)
Dream Finders Homes, Inc. , 8.25% , 8/15/2028
(b)
285,000 295,402
Empire Communities Corp. , 9.75% , 5/01/2029
(b)
106,000 110,092
Forestar Group, Inc.
3.85%, 5/15/2026
(b)
190,000 183,609
5.00%, 3/01/2028
(b)
12,000 11,560
Installed Building Products, Inc. , 5.75% , 2/01/2028
(b)
120,000 118,248
K Hovnanian Enterprises, Inc. , 11.75% , 9/30/2029
(b)
55,000 61,339
KB Home
6.88%, 6/15/2027 120,000 123,663
4.80%, 11/15/2029 62,000 59,264
7.25%, 7/15/2030 60,000 62,131
4.00%, 6/15/2031 41,000 37,126
Landsea Homes Corp. , 8.88% , 4/01/2029
(b)
80,000 80,785
LGI Homes, Inc.
8.75%, 12/15/2028
(b)
397,000 421,664
4.00%, 7/15/2029
(b)
234,000 209,380
M/I Homes, Inc.
4.95%, 2/01/2028 156,000 152,067
3.95%, 2/15/2030 50,000 45,463
Mattamy Group Corp.
5.25%, 12/15/2027
(b)
200,000 196,127
4.63%, 3/01/2030
(b)
163,000 152,865
New Home Co., Inc. (The) , 9.25% , 10/01/2029
(b)
374,000 376,530
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/2028 141,000 135,127
4.75%, 4/01/2029 43,000 40,723
STL Holding Co. LLC , 8.75% , 2/15/2029
(b)
270,000 281,203
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(b)
125,000 125,487
5.75%, 1/15/2028
(b)
225,000 225,195
5.13%, 8/01/2030
(b)
80,000 78,139
Thor Industries, Inc. , 4.00% , 10/15/2029
(b)
280,000 252,789
TRI Pointe Group, Inc.
5.25%, 6/01/2027 116,000 114,909
5.70%, 6/15/2028 186,000 185,705
Winnebago Industries, Inc. , 6.25% , 7/15/2028
(b)
315,000 312,283
5,855,344
Home Furnishings – 0.1%
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(b)
296,000 270,567
3.88%, 10/15/2031
(b)
106,000 91,324
361,891
Household Products/Wares – 0.1%
ACCO Brands Corp. , 4.25% , 3/15/2029
(b)
220,000 200,796
Central Garden & Pet Co.
5.13%, 2/01/2028 115,000 111,992
4.13%, 10/15/2030 3,000 2,711
4.13%, 4/30/2031
(b)
11,000 9,769
325,268
Housewares – 0.3%
Newell Brands, Inc.
5.70%, 4/01/2026 335,000 334,332
6.38%, 9/15/2027 100,000 100,141
6.63%, 9/15/2029
(c)
300,000 301,520
6.88%, 4/01/2036 20,000 19,160
7.00%, 4/01/2046 115,000 101,129

Corporate Bonds – 97.7% (continued)
Housewares – 0.3% (continued)
Scotts Miracle-GRO Co. (The)
5.25%, 12/15/2026 43,000 42,500
4.50%, 10/15/2029 55,000 51,120
4.00%, 4/01/2031 66,000 58,286
4.38%, 2/01/2032 54,000 47,795
1,055,983
Insurance – 2.2%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 2/01/2029
(b)
307,000 312,451
4.25%, 2/15/2029
(b)
65,000 59,863
6.00%, 8/01/2029
(b)
108,000 101,779
7.50%, 11/06/2030
(b)
205,000 208,082
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027
(b)
176,000 167,502
6.75%, 10/15/2027
(b)
300,000 297,862
6.75%, 4/15/2028
(b)
291,000 292,503
5.88%, 11/01/2029
(b)
176,000 168,529
7.00%, 1/15/2031
(b)
245,000 249,389
AmWINS Group, Inc. , 4.88% , 6/30/2029
(b)
118,000 111,206
Ardonagh Finco Ltd. , 7.75% , 2/15/2031
(b)
120,000 121,736
Ardonagh Group Finance Ltd. , 8.88% , 2/15/2032
(b)
500,000 504,553
Assurant, Inc. , 7.00% , 3/27/2048 15,000 15,167
AssuredPartners, Inc.
5.63%, 1/15/2029
(b)
123,000 117,150
7.50%, 2/15/2032
(b)
30,000 30,585
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance , 7.13% , 5/15/2031
(b)
123,000 126,838
Broadstreet Partners, Inc. , 5.88% , 4/15/2029
(b)
126,000 121,506
Constellation Insurance, Inc. , 6.80% , 1/24/2030
(b)
51,000 50,492
Genworth Holdings, Inc. , 6.50% , 6/15/2034 115,000 110,806
Global Atlantic Finance Co. , 4.70% , 10/15/2051
(b)
274,000 256,884
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 2/15/2031
(b)
270,000 270,723
8.13%, 2/15/2032
(b)
230,000 229,223
HUB International Ltd.
5.63%, 12/01/2029
(b)
369,000 354,250
7.25%, 6/15/2030
(b)
500,000 516,018
7.38%, 1/31/2032
(b)
425,000 437,298
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030
(b)
235,000 246,430
10.50%, 12/15/2030
(b)
15,000 16,098
Liberty Mutual Group, Inc.
4.13%, 12/15/2051
(b)
110,000 103,149
4.30%, 2/01/2061
(b)
341,000 214,518
Panther Escrow Issuer LLC , 7.13% , 6/01/2031
(b)
695,000 712,904
Provident Financing Trust I , 7.41% , 3/15/2038 20,000 21,522
Ryan Specialty LLC , 4.38% , 2/01/2030
(b)
70,000 65,959
Sagicor Financial Co. Ltd. , 5.30% , 5/13/2028
(b)
66,000 63,405
USI, Inc. , 7.50% , 1/15/2032
(b)
135,000 139,501
Wilton RE Ltd. , 6.00%
(b)(e)
5,000 4,511
6,820,392
Internet – 2.0%
Acuris Finance US, Inc. / Acuris Finance Sarl , 5.00% , 5/01/2028
(b)
35,000 31,131
Angi Group LLC , 3.88% , 8/15/2028
(b)
22,000 19,154
Arches Buyer, Inc.
4.25%, 6/01/2028
(b)(c)
637,000 567,965
6.13%, 12/01/2028
(b)
186,000 154,375

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Internet – 2.0% (continued)
Cablevision Lightpath LLC
3.88%, 9/15/2027
(b)
14,000 12,801
5.63%, 9/15/2028
(b)
145,000 123,031
Cogent Communications Group LLC
3.50%, 5/01/2026
(b)
155,000 149,059
7.00%, 6/15/2027
(b)
125,000 126,068
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc. , 7.00% , 6/15/2027
(b)
290,000 292,525
Gen Digital, Inc.
6.75%, 9/30/2027
(b)
221,000 224,686
7.13%, 9/30/2030
(b)(c)
167,000 172,579
Getty Images, Inc. , 9.75% , 3/01/2027
(b)
12,000 11,994
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.25%, 12/01/2027
(b)
164,000 161,547
3.50%, 3/01/2029
(b)
138,000 125,498
GrubHub Holdings, Inc. , 5.50% , 7/01/2027
(b)
111,000 102,316
ION Trading Technologies Sarl
5.75%, 5/15/2028
(b)
5,000 4,652
9.50%, 5/30/2029
(b)
200,000 207,787
Match Group Holdings II LLC
5.00%, 12/15/2027
(b)
200,000 194,636
4.63%, 6/01/2028
(b)
200,000 190,728
5.63%, 2/15/2029
(b)
183,000 178,077
4.13%, 8/01/2030
(b)
175,000 157,433
3.63%, 10/01/2031
(b)
9,000 7,770
Millennium Escrow Corp. , 6.63% , 8/01/2026
(b)
263,000 137,735
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028
(b)
155,000 156,510
6.00%, 2/15/2029
(b)
211,000 145,126
Rakuten Group, Inc.
5.13%
(b)(e)
154,000 139,832
6.25%
(b)(c)(e)
200,000 166,389
11.25%, 2/15/2027
(b)
475,000 513,344
9.75%, 4/15/2029
(b)
610,000 645,579
Uber Technologies, Inc.
8.00%, 11/01/2026
(b)
277,000 278,397
7.50%, 9/15/2027
(b)
400,000 407,727
4.50%, 8/15/2029
(b)
345,000 332,953
Ziff Davis, Inc. , 4.63% , 10/15/2030
(b)
97,000 87,690
6,227,094
Investment Companies – 0.7%
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029
(b)
141,000 135,296
5.00%, 1/15/2032
(b)(c)
11,000 10,028
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/2026 400,000 398,854
5.25%, 5/15/2027 372,000 356,615
9.75%, 1/15/2029
(b)
500,000 526,262
4.38%, 2/01/2029 370,000 321,736
9.00%, 6/15/2030
(b)
350,000 355,042
2,103,833
Iron/Steel – 1.0%
Algoma Steel, Inc. , 9.13% , 4/15/2029
(b)
200,000 199,549
Allegheny Ludlum LLC , 6.95% , 12/15/2025 30,000 30,491
ATI, Inc.
5.88%, 12/01/2027 213,000 211,270
4.88%, 10/01/2029 137,000 130,046
7.25%, 8/15/2030 95,000 99,358

Corporate Bonds – 97.7% (continued)
Iron/Steel – 1.0% (continued)
ATI, Inc. (continued)
5.13%, 10/01/2031 5,000 4,724
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP , 8.75% , 7/15/2026
(b)
300,000 269,592
Big River Steel LLC / BRS Finance Corp. , 6.63% , 1/31/2029
(b)
273,000 273,844
Carpenter Technology Corp.
6.38%, 7/15/2028 5,000 5,025
7.63%, 3/15/2030 85,000 88,549
Cleveland-Cliffs, Inc.
5.88%, 6/01/2027 2,000 2,000
4.63%, 3/01/2029
(b)
1,000 947
6.75%, 4/15/2030
(b)
56,000 56,455
4.88%, 3/01/2031
(b)
11,000 10,041
7.00%, 3/15/2032
(b)
310,000 311,642
6.25%, 10/01/2040 96,000 83,056
Commercial Metals Co.
3.88%, 2/15/2031 9,000 8,077
4.38%, 3/15/2032 20,000 18,252
Infrabuild Australia Pty Ltd. , 14.50% , 11/15/2028
(b)
29,000 29,947
Mineral Resources Ltd.
8.13%, 5/01/2027
(b)
119,000 120,594
8.00%, 11/01/2027
(b)
231,000 236,718
9.25%, 10/01/2028
(b)
230,000 244,153
8.50%, 5/01/2030
(b)
489,000 510,836
Tacora Resources, Inc. , 8.25% , 5/15/2026
(b)(f)
64,000 16,000
TMS International Corp. , 6.25% , 4/15/2029
(b)
156,000 144,810
United States Steel Corp. , 6.88% , 3/01/2029 98,000 98,617
3,204,593
Leisure Time – 2.1%
Acushnet Co. , 7.38% , 10/15/2028
(b)
472,000 492,307
Carnival Corp.
5.75%, 3/01/2027
(b)
449,000 446,780
6.65%, 1/15/2028 40,000 40,266
4.00%, 8/01/2028
(b)
369,000 349,134
6.00%, 5/01/2029
(b)
230,000 229,337
7.00%, 8/15/2029
(b)
57,000 59,456
10.50%, 6/01/2030
(b)
246,000 267,304
Carnival Holdings Bermuda Ltd. , 10.38% , 5/01/2028
(b)
352,000 380,571
Carnival PLC , 7.88% , 6/01/2027 51,000 53,963
Life Time, Inc. , 5.75% , 1/15/2026
(b)
6,000 5,977
Lindblad Expeditions Holdings, Inc. , 9.00% , 5/15/2028
(b)
25,000 25,990
Lindblad Expeditions LLC , 6.75% , 2/15/2027
(b)
55,000 54,902
MajorDrive Holdings IV LLC , 6.38% , 6/01/2029
(b)
189,000 179,654
NCL Corp. Ltd.
5.88%, 3/15/2026
(b)
336,000 334,433
5.88%, 2/15/2027
(b)
173,000 172,038
8.38%, 2/01/2028
(b)
65,000 68,433
8.13%, 1/15/2029
(b)
124,000 131,723
7.75%, 2/15/2029
(b)(c)
51,000 53,676
NCL Finance Ltd. , 6.13% , 3/15/2028
(b)(c)
305,000 305,096
Royal Caribbean Cruises Ltd.
5.50%, 8/31/2026
(b)
148,000 147,336
5.38%, 7/15/2027
(b)
318,000 316,375
3.70%, 3/15/2028 7,000 6,592
5.50%, 4/01/2028
(b)
16,000 15,939
9.25%, 1/15/2029
(b)
181,000 193,516
7.25%, 1/15/2030
(b)
520,000 545,238
6.25%, 3/15/2032
(b)
137,000 139,593
6.00%, 2/01/2033
(b)
159,000 160,150

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Leisure Time – 2.1% (continued)
Sabre GLBL, Inc.
8.63%, 6/01/2027
(b)
95,000 88,729
11.25%, 12/15/2027
(b)
123,000 121,488
Viking Cruises Ltd.
5.88%, 9/15/2027
(b)
598,000 594,630
7.00%, 2/15/2029
(b)
1,000 1,010
9.13%, 7/15/2031
(b)
287,000 312,971
Viking Ocean Cruises Ship VII Ltd. , 5.63% , 2/15/2029
(b)
73,000 72,027
VOC Escrow Ltd. , 5.00% , 2/15/2028
(b)
10,000 9,757
6,376,391
Lodging – 2.6%
Boyd Gaming Corp.
4.75%, 12/01/2027 57,000 55,417
4.75%, 6/15/2031
(b)
271,000 249,519
Full House Resorts, Inc. , 8.25% , 2/15/2028
(b)
185,000 182,044
Genting New York LLC / Genny Capital, Inc. , 3.30% , 2/15/2026
(b)
93,000 89,460
Hilton Domestic Operating Co., Inc.
5.75%, 5/01/2028
(b)
120,000 119,877
5.88%, 4/01/2029
(b)
182,000 183,648
3.75%, 5/01/2029
(b)
140,000 129,683
4.88%, 1/15/2030 339,000 327,394
4.00%, 5/01/2031
(b)
290,000 262,951
3.63%, 2/15/2032
(b)
393,000 344,566
6.13%, 4/01/2032
(b)
17,000 17,182
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/01/2029
(b)
69,000 64,874
4.88%, 7/01/2031
(b)
77,000 69,287
6.63%, 1/15/2032
(b)
245,000 247,474
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. , 4.88% , 4/01/2027 81,000 79,957
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 37,000 35,284
4.50%, 6/15/2029
(b)(c)
9,000 8,369
Melco Resorts Finance Ltd.
5.25%, 4/26/2026 14,000 13,548
5.63%, 7/17/2027 64,000 60,938
5.75%, 7/21/2028
(b)
405,000 380,630
5.38%, 12/04/2029
(b)
388,000 349,701
7.63%, 4/17/2032
(b)
370,000 368,236
MGM China Holdings Ltd.
5.88%, 5/15/2026
(b)
180,000 178,173
4.75%, 2/01/2027
(b)
199,000 189,904
MGM Resorts International
4.63%, 9/01/2026 3,000 2,940
5.50%, 4/15/2027 40,000 39,682
4.75%, 10/15/2028 5,000 4,806
6.50%, 4/15/2032 571,000 573,163
Station Casinos LLC
4.50%, 2/15/2028
(b)
600,000 569,938
4.63%, 12/01/2031
(b)
115,000 104,877
6.63%, 3/15/2032
(b)
220,000 222,597
Studio City Co. Ltd. , 7.00% , 2/15/2027
(b)
10,000 10,011
Studio City Finance Ltd.
6.50%, 1/15/2028
(b)
236,000 225,469
5.00%, 1/15/2029
(b)
300,000 266,001
Travel + Leisure Co.
6.60%, 10/01/2025 124,000 124,903
6.63%, 7/31/2026
(b)
172,000 173,657

Corporate Bonds – 97.7% (continued)
Lodging – 2.6% (continued)
Travel + Leisure Co. (continued)
6.00%, 4/01/2027 351,000 352,077
4.50%, 12/01/2029
(b)
250,000 232,436
Wyndham Hotels & Resorts, Inc. , 4.38% , 8/15/2028
(b)
180,000 169,877
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , 5.25% , 5/15/2027
(b)
160,000 156,746
Wynn Macau Ltd.
5.50%, 1/15/2026
(b)
100,000 98,243
5.50%, 10/01/2027
(b)
160,000 152,923
5.63%, 8/26/2028
(b)
359,000 339,307
5.13%, 12/15/2029
(b)
234,000 213,433
8,041,202
Machinery-Construction & Mining – 0.2%
BWX Technologies, Inc.
4.13%, 6/30/2028
(b)
125,000 118,882
4.13%, 4/15/2029
(b)
140,000 131,912
Terex Corp. , 5.00% , 5/15/2029
(b)
185,000 177,847
Vertiv Group Corp. , 4.13% , 11/15/2028
(b)
225,000 213,352
641,993
Machinery-Diversified – 0.8%
ATS Corp. , 4.13% , 12/15/2028
(b)
65,000 60,187
Chart Industries, Inc.
7.50%, 1/01/2030
(b)
369,000 384,095
9.50%, 1/01/2031
(b)
23,000 24,985
Esab Corp. , 6.25% , 4/15/2029
(b)
408,000 413,669
GrafTech Finance, Inc. , 4.63% , 12/15/2028
(b)(c)
85,000 59,638
GrafTech Global Enterprises, Inc. , 9.88% , 12/15/2028
(b)(c)
95,000 73,739
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC , 9.00% , 2/15/2029
(b)
210,000 216,258
Maxim Crane Works Holdings Capital LLC , 11.50% , 9/01/2028
(b)
200,000 206,365
Mueller Water Products, Inc. , 4.00% , 6/15/2029
(b)
5,000 4,667
OT Merger Corp. , 7.88% , 10/15/2029
(b)
73,000 31,987
SPX Flow, Inc. , 8.75% , 4/01/2030
(b)
88,000 91,374
TK Elevator Holdco GmbH , 7.63% , 7/15/2028
(b)
205,000 204,626
TK Elevator US Newco, Inc. , 5.25% , 7/15/2027
(b)
557,000 545,710
2,317,300
Media – 7.3%
AMC Networks, Inc.
10.25%, 1/15/2029
(b)
70,000 69,112
4.25%, 2/15/2029
(c)
105,000 72,296
Belo Corp.
7.75%, 6/01/2027 250,000 258,804
7.25%, 9/15/2027
(c)
305,000 308,123
Block Communications, Inc. , 4.88% , 3/01/2028
(b)
145,000 132,418
Cable One, Inc. , 4.00% , 11/15/2030
(b)(c)
128,000 98,421
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 5/01/2026
(b)
60,000 59,669
5.13%, 5/01/2027
(b)
670,000 650,700
5.00%, 2/01/2028
(b)
505,000 480,963
5.38%, 6/01/2029
(b)(c)
525,000 491,085
6.38%, 9/01/2029
(b)
441,000 429,258
4.75%, 3/01/2030
(b)
699,000 625,586
4.50%, 8/15/2030
(b)
430,000 376,389
4.25%, 2/01/2031
(b)
940,000 800,171
7.38%, 3/01/2031
(b)
260,000 262,761
4.75%, 2/01/2032
(b)
484,000 414,644
4.50%, 5/01/2032 200,000 167,618
4.50%, 6/01/2033
(b)
482,000 396,057
4.25%, 1/15/2034
(b)
556,000 439,172

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Media – 7.3% (continued)
CSC Holdings LLC
5.50%, 4/15/2027
(b)
220,000 183,774
5.38%, 2/01/2028
(b)
227,000 180,023
7.50%, 4/01/2028
(b)
205,000 114,706
11.25%, 5/15/2028
(b)
200,000 180,984
11.75%, 1/31/2029
(b)
410,000 370,407
6.50%, 2/01/2029
(b)
347,000 267,136
5.75%, 1/15/2030
(b)
429,000 172,789
4.13%, 12/01/2030
(b)
70,000 48,468
4.63%, 12/01/2030
(b)
467,000 184,777
3.38%, 2/15/2031
(b)
200,000 132,913
4.50%, 11/15/2031
(b)
250,000 171,822
5.00%, 11/15/2031
(b)
100,000 40,019
Cumulus Media New Holdings, Inc. , 8.00% , 7/01/2029
(b)
78,000 30,810
DIRECTV Financing LLC , 8.88% , 2/01/2030
(b)
193,000 193,163
DIRECTV Financing LLC / DIRECTV Financing Co.-Obligor, Inc. , 5.88% , 8/15/2027
(b)
800,000 770,684
DISH DBS Corp.
5.25%, 12/01/2026
(b)
568,000 472,428
5.75%, 12/01/2028
(b)
516,000 379,436
DISH Network Corp. , 11.75% , 11/15/2027
(b)
905,000 904,940
Gannett Holdings LLC , 6.00% , 11/01/2026
(b)
311,000 302,423
GCI LLC , 4.75% , 10/15/2028
(b)
48,000 44,520
Gray Television, Inc.
7.00%, 5/15/2027
(b)(c)
22,000 21,325
10.50%, 7/15/2029
(b)
280,000 292,213
4.75%, 10/15/2030
(b)
34,000 22,607
5.38%, 11/15/2031
(b)
150,000 96,879
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(b)
466,000 434,691
5.13%, 7/15/2029
(b)
202,000 168,138
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(b)
119,000 114,523
8.00%, 8/01/2029
(b)
240,000 234,434
Midcontinent Communications / Midcontinent Finance Corp. , 5.38% , 8/15/2027
(b)
28,000 27,485
News Corp.
3.88%, 5/15/2029
(b)
75,000 69,530
5.13%, 2/15/2032
(b)
100,000 94,987
Nexstar Media, Inc.
5.63%, 7/15/2027
(b)
921,000 893,815
4.75%, 11/01/2028
(b)
541,000 497,287
Paramount Global
6.25%, 2/28/2057 150,000 131,115
6.38%, 3/30/2062 277,000 254,879
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(b)
290,000 232,177
6.50%, 9/15/2028
(b)
220,000 120,843
Scripps Escrow II, Inc. , 5.38% , 1/15/2031
(b)
15,000 7,252
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(b)
5,000 4,226
5.50%, 3/01/2030
(b)(c)
190,000 115,654
4.13%, 12/01/2030
(b)(c)
54,000 37,637
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(b)
188,000 178,871
5.00%, 8/01/2027
(b)
196,000 189,675
4.00%, 7/15/2028
(b)
492,000 451,548
5.50%, 7/01/2029
(b)
108,000 103,326
4.13%, 7/01/2030
(b)
631,000 549,099

Corporate Bonds – 97.7% (continued)
Media – 7.3% (continued)
Sirius XM Radio, Inc. (continued)
3.88%, 9/01/2031
(b)
265,000 221,328
Sunrise Finco I BV , 4.88% , 7/15/2031
(b)
253,000 229,299
TEGNA, Inc.
4.75%, 3/15/2026
(b)
200,000 197,031
4.63%, 3/15/2028 290,000 267,692
5.00%, 9/15/2029 300,000 273,672
Telenet Finance Luxembourg Notes Sarl , 5.50% , 3/01/2028
(b)
600,000 573,644
Townsquare Media, Inc. , 6.88% , 2/01/2026
(b)
94,000 92,690
Univision Communications, Inc.
6.63%, 6/01/2027
(b)
475,000 472,666
8.00%, 8/15/2028
(b)
343,000 344,860
4.50%, 5/01/2029
(b)
186,000 162,676
7.38%, 6/30/2030
(b)
155,000 149,188
8.50%, 7/31/2031
(b)
419,000 414,928
Urban One, Inc. , 7.38% , 2/01/2028
(b)
179,000 136,678
Virgin Media Finance PLC , 5.00% , 7/15/2030
(b)
142,000 119,702
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(b)
700,000 651,315
4.50%, 8/15/2030
(b)
307,000 266,325
Virgin Media Vendor Financing Notes IV DAC , 5.00% , 7/15/2028
(b)
139,000 129,973
VZ Secured Financing BV , 5.00% , 1/15/2032
(b)
610,000 533,368
Warner Media LLC , 7.63% , 4/15/2031 30,000 32,256
Ziggo Bond Co. BV , 5.13% , 2/28/2030
(b)
65,000 57,222
Ziggo BV , 4.88% , 1/15/2030
(b)
5,000 4,559
22,354,757
Metal Fabricate/Hardware – 0.2%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(b)
323,000 316,168
6.38%, 6/15/2030
(b)
119,000 119,846
Park-Ohio Industries, Inc. , 6.63% , 4/15/2027 150,000 143,650
Roller Bearing Co. of America, Inc. , 4.38% , 10/15/2029
(b)
2,000 1,868
581,532
Mining – 0.9%
Alcoa Nederland Holding BV
6.13%, 5/15/2028
(b)
15,000 15,022
4.13%, 3/31/2029
(b)
86,000 80,388
7.13%, 3/15/2031
(b)
280,000 288,863
AngloGold Ashanti Holdings PLC , 6.50% , 4/15/2040 25,000 25,240
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(b)
104,000 110,603
11.50%, 10/01/2031
(b)
125,000 139,998
Century Aluminum Co. , 7.50% , 4/01/2028
(b)
4,000 4,055
Coeur Mining, Inc. , 5.13% , 2/15/2029
(b)
9,000 8,425
Compass Minerals International, Inc. , 6.75% , 12/01/2027
(b)(c)
233,000 229,149
Constellium SE
5.63%, 6/15/2028
(b)
85,000 83,936
3.75%, 4/15/2029
(b)
50,000 45,645
FMG Resources (August 2006) Pty Ltd.
4.50%, 9/15/2027
(b)
22,000 21,094
5.88%, 4/15/2030
(b)
25,000 24,661
4.38%, 4/01/2031
(b)
206,000 186,131
6.13%, 4/15/2032
(b)
34,000 33,696
Hecla Mining Co. , 7.25% , 2/15/2028 95,000 95,833
Hudbay Minerals, Inc.
4.50%, 4/01/2026 30,000 29,361
6.13%, 4/01/2029 20,000 20,006

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Mining – 0.9% (continued)
JW Aluminum Continuous Cast Co. , 10.25% , 6/01/2026
(b)
17,000 17,020
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(b)
21,000 19,709
4.50%, 6/01/2031
(b)
7,000 6,206
New Gold, Inc. , 7.50% , 7/15/2027
(b)
243,000 245,796
Novelis Corp.
3.25%, 11/15/2026
(b)
17,000 16,183
4.75%, 1/30/2030
(b)
214,000 201,752
3.88%, 8/15/2031
(b)
415,000 365,588
Perenti Finance Pty Ltd.
6.50%, 10/07/2025
(b)
28,119 28,052
7.50%, 4/26/2029
(b)
283,000 290,545
Taseko Mines Ltd. , 8.25% , 5/01/2030
(b)
70,000 71,767
2,704,724
Miscellaneous Manufacturing – 0.4%
Amsted Industries, Inc.
5.63%, 7/01/2027
(b)
85,000 83,650
4.63%, 5/15/2030
(b)
90,000 82,873
Calderys Financing LLC , 11.25% , 6/01/2028
(b)
135,000 144,522
Enpro, Inc. , 5.75% , 10/15/2026 68,000 68,046
FXI Holdings, Inc.
12.25%, 11/15/2026
(b)
242,000 240,864
12.25%, 11/15/2026
(b)
160,000 159,363
Hillenbrand, Inc.
5.00%, 9/15/2026 186,000 183,740
6.25%, 2/15/2029 251,000 254,165
3.75%, 3/01/2031 45,000 39,456
LSB Industries, Inc. , 6.25% , 10/15/2028
(b)
30,000 29,197
Trinity Industries, Inc. , 7.75% , 7/15/2028
(b)
40,000 41,712
1,327,588
Office Furnishings – 0.1%
Interface, Inc. , 5.50% , 12/01/2028
(b)
35,000 33,945
Steelcase, Inc. , 5.13% , 1/18/2029 185,000 178,547
212,492
Office/Business Equipment – 0.3%
Pitney Bowes, Inc.
6.88%, 3/15/2027
(b)(c)
111,000 109,493
7.25%, 3/15/2029
(b)
80,000 75,218
Xerox Corp.
4.80%, 3/01/2035 56,000 38,459
6.75%, 12/15/2039 115,000 90,577
Xerox Holdings Corp.
5.00%, 8/15/2025
(b)
16,000 15,710
5.50%, 8/15/2028
(b)
300,000 255,111
8.88%, 11/30/2029
(b)
190,000 176,822
761,390
Oil & Gas – 6.6%
Aethon United BR LP / Aethon United Finance Corp. , 8.25% , 2/15/2026
(b)
315,000 319,374
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.00%, 11/01/2026
(b)
29,000 29,033
8.25%, 12/31/2028
(b)
8,000 8,213
5.88%, 6/30/2029
(b)
223,000 218,500
Athabasca Oil Corp. , 9.75% , 11/01/2026
(b)
71,000 71,010
Baytex Energy Corp.
8.50%, 4/30/2030
(b)
363,000 383,201
7.38%, 3/15/2032
(b)
85,000 86,805

Corporate Bonds – 97.7% (continued)
Oil & Gas – 6.6% (continued)
Berry Petroleum Co. LLC , 7.00% , 2/15/2026
(b)
220,000 217,747
California Resources Corp.
7.13%, 2/01/2026
(b)
527,000 528,203
8.25%, 6/15/2029
(b)
330,000 337,856
Calumet Specialty Products Partners LP / Calumet Finance Corp.
8.13%, 1/15/2027
(b)
90,400 84,770
9.75%, 7/15/2028
(b)
138,000 126,542
Chesapeake Energy Corp.
5.50%, 2/01/2026
(b)
378,000 376,040
5.88%, 2/01/2029
(b)
150,000 149,200
6.75%, 4/15/2029
(b)
310,000 313,406
Chord Energy Corp. , 6.38% , 6/01/2026
(b)
180,000 180,841
Civitas Resources, Inc.
5.00%, 10/15/2026
(b)
60,000 58,776
8.38%, 7/01/2028
(b)
512,000 538,509
8.63%, 11/01/2030
(b)
344,000 371,471
8.75%, 7/01/2031
(b)
283,000 304,713
CNX Resources Corp.
6.00%, 1/15/2029
(b)
59,000 58,444
7.38%, 1/15/2031
(b)
172,000 177,656
7.25%, 3/01/2032
(b)(c)
164,000 169,417
Comstock Resources, Inc.
6.75%, 3/01/2029
(b)
210,000 203,120
6.75%, 3/01/2029
(b)
500,000 484,674
5.88%, 1/15/2030
(b)
110,000 102,461
Crescent Energy Finance LLC
9.25%, 2/15/2028
(b)
171,000 180,577
7.63%, 4/01/2032
(b)
180,000 184,514
7.38%, 1/15/2033
(b)
180,000 182,485
CVR Energy, Inc.
5.75%, 2/15/2028
(b)
334,000 315,476
8.50%, 1/15/2029
(b)
184,000 187,082
Diamond Foreign Asset Co. / Diamond Finance LLC , 8.50% , 10/01/2030
(b)
120,000 127,911
Encino Acquisition Partners Holdings LLC
8.50%, 5/01/2028
(b)
228,000 233,737
8.75%, 5/01/2031
(b)
136,000 142,897
Endeavor Energy Resources LP / EER Finance, Inc. , 5.75% , 1/30/2028
(b)
10,000 10,095
EnQuest PLC , 11.63% , 11/01/2027
(b)(c)
65,000 66,306
FORESEA Holding SA , 7.50% , 6/15/2030
(b)(c)
55,000 51,312
Global Marine, Inc. , 7.00% , 6/01/2028 25,000 23,542
Greenfire Resources Ltd. , 12.00% , 10/01/2028
(b)
183,000 196,590
Gulfport Energy Corp. , 8.00% , 5/17/2026 125,000 126,745
Harbour Energy PLC , 5.50% , 10/15/2026
(b)
220,000 216,948
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(b)
2,000 2,000
5.75%, 2/01/2029
(b)
5,000 4,927
6.00%, 4/15/2030
(b)
190,000 186,065
6.00%, 2/01/2031
(b)
90,000 87,467
8.38%, 11/01/2033
(b)
50,000 54,048
6.88%, 5/15/2034
(b)
30,000 29,935
Ithaca Energy North Sea PLC , 9.00% , 7/15/2026
(b)
290,000 293,870
Kraken Oil & Gas Partners LLC , 7.63% , 8/15/2029
(b)
55,000 55,611
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. , 6.00% , 8/01/2026
(b)
92,000 91,808
Matador Resources Co.
6.88%, 4/15/2028
(b)
250,000 254,838
6.50%, 4/15/2032
(b)
300,000 301,296

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Oil & Gas – 6.6% (continued)
MEG Energy Corp. , 5.88% , 2/01/2029
(b)
257,000 253,985
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(b)
300,000 300,096
10.50%, 5/15/2027
(b)
185,000 189,264
Murphy Oil Corp.
5.88%, 12/01/2027 106,000 105,961
6.38%, 7/15/2028 105,000 105,735
5.88%, 12/01/2042 115,000 105,369
Nabors Industries Ltd.
7.25%, 1/15/2026
(b)
199,000 202,608
7.50%, 1/15/2028
(b)
78,000 76,562
Nabors Industries, Inc.
7.38%, 5/15/2027
(b)
59,000 60,069
9.13%, 1/31/2030
(b)
87,000 93,098
Noble Finance II LLC , 8.00% , 4/15/2030
(b)
75,000 78,695
Northern Oil & Gas, Inc.
8.13%, 3/01/2028
(b)
404,000 412,055
8.75%, 6/15/2031
(b)
180,000 189,944
Parkland Corp.
5.88%, 7/15/2027
(b)
61,000 60,875
4.50%, 10/01/2029
(b)
267,000 249,906
4.63%, 5/01/2030
(b)
174,000 161,896
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/2028 547,000 536,906
7.88%, 9/15/2030
(b)
116,000 120,095
Permian Resources Operating LLC
7.75%, 2/15/2026
(b)
62,000 62,837
8.00%, 4/15/2027
(b)
209,000 215,591
5.88%, 7/01/2029
(b)
165,000 164,091
9.88%, 7/15/2031
(b)
15,000 16,708
7.00%, 1/15/2032
(b)
251,000 259,742
Petrofac Ltd. , 9.75% , 11/15/2026
(b)(f)
110,000 18,392
Precision Drilling Corp. , 6.88% , 1/15/2029
(b)
20,000 20,019
Puma International Financing SA , 7.75% , 4/25/2029
(b)
320,000 323,851
Range Resources Corp.
8.25%, 1/15/2029 146,000 151,673
4.75%, 2/15/2030
(b)
42,000 39,800
Saturn Oil & Gas, Inc. , 9.63% , 6/15/2029
(b)
220,000 226,398
Seadrill Finance Ltd. , 8.38% , 8/01/2030
(b)
65,000 68,408
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. , 7.88% , 11/01/2028
(b)
145,000 151,663
SM Energy Co.
6.75%, 9/15/2026 189,000 189,075
6.63%, 1/15/2027 90,000 90,156
6.50%, 7/15/2028 185,000 184,727
6.75%, 8/01/2029
(b)
425,000 428,195
7.00%, 8/01/2032
(b)
153,000 154,877
Southwestern Energy Co. , 5.38% , 2/01/2029 10,000 9,801
Strathcona Resources Ltd. , 6.88% , 8/01/2026
(b)
105,000 105,757
Sunoco LP
7.00%, 5/01/2029
(b)
161,000 165,928
7.25%, 5/01/2032
(b)
114,000 118,534
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 141,000 140,881
5.88%, 3/15/2028 150,000 149,402
7.00%, 9/15/2028
(b)
250,000 257,224
4.50%, 5/15/2029 338,000 319,667
4.50%, 4/30/2030 338,000 315,750

Corporate Bonds – 97.7% (continued)
Oil & Gas – 6.6% (continued)
Talos Production, Inc.
9.00%, 2/01/2029
(b)
180,000 189,752
9.38%, 2/01/2031
(b)
200,000 212,080
TGNR Intermediate Holdings LLC , 5.50% , 10/15/2029
(b)
303,000 287,551
Transocean Aquila Ltd. , 8.00% , 9/30/2028
(b)
48,000 49,079
Transocean Poseidon Ltd. , 6.88% , 2/01/2027
(b)
25,650 25,569
Transocean Titan Financing Ltd. , 8.38% , 2/01/2028
(b)
70,000 72,800
Transocean, Inc.
8.00%, 2/01/2027
(b)
98,000 98,305
8.25%, 5/15/2029
(b)
90,000 91,900
8.75%, 2/15/2030
(b)
38,925 40,957
7.50%, 4/15/2031 80,000 77,128
8.50%, 5/15/2031
(b)
170,000 174,053
6.80%, 3/15/2038 130,000 111,558
9.35%, 12/15/2041 60,000 55,867
Valaris Ltd. , 8.38% , 4/30/2030
(b)
365,000 382,413
Vantage Drilling International Ltd. , 9.50% , 2/15/2028
(b)
40,000 40,509
Vermilion Energy, Inc. , 6.88% , 5/01/2030
(b)
85,000 84,423
Viper Energy, Inc.
5.38%, 11/01/2027
(b)
345,000 339,701
7.38%, 11/01/2031
(b)
140,000 147,044
Vital Energy, Inc.
7.75%, 7/31/2029
(b)
60,000 60,692
9.75%, 10/15/2030 70,000 76,568
7.88%, 4/15/2032
(b)
240,000 244,226
W&T Offshore, Inc. , 11.75% , 2/01/2026
(b)
210,000 215,421
20,237,926
Oil & Gas Services – 1.0%
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 4/01/2027
(b)
246,000 247,063
6.25%, 4/01/2028
(b)
149,000 148,763
Bristow Group, Inc. , 6.88% , 3/01/2028
(b)
326,000 324,235
Enerflex Ltd. , 9.00% , 10/15/2027
(b)
55,000 56,925
Helix Energy Solutions Group, Inc. , 9.75% , 3/01/2029
(b)
350,000 373,583
KCA Deutag UK Finance PLC , 9.88% , 12/01/2025
(b)
241,000 243,169
KLX Energy Services Holdings, Inc. , 11.50% , 11/01/2025
(b)
60,000 59,271
Kodiak Gas Services LLC , 7.25% , 2/15/2029
(b)
165,000 169,869
Nine Energy Service, Inc. , 13.00% , 2/01/2028 105,000 83,507
Oceaneering International, Inc.
6.00%, 2/01/2028 322,000 318,831
6.00%, 2/01/2028 104,000 103,625
Solaris Midstream Holdings LLC , 7.63% , 4/01/2026
(b)
25,000 25,196
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 9/01/2027 164,000 164,677
7.13%, 3/15/2029
(b)
220,000 223,936
Viridien , 8.75% , 4/01/2027
(b)(c)
157,000 151,500
Weatherford International Ltd. , 8.63% , 4/30/2030
(b)
351,000 365,464
Welltec International ApS , 8.25% , 10/15/2026
(b)
10,000 10,238
3,069,852
Packaging & Containers – 2.1%
ARD Finance SA , 6.50% , 6/30/2027
(b)(d)
210,000 53,364
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.00%, 6/15/2027
(b)
150,000 149,000
4.00%, 9/01/2029
(b)
300,000 254,900
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.13%, 8/15/2026
(b)
79,000 66,931
5.25%, 8/15/2027
(b)
136,000 78,762

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Packaging & Containers – 2.1% (continued)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (continued)
5.25%, 8/15/2027
(b)
164,000 93,875
Ball Corp.
6.88%, 3/15/2028 80,000 82,193
6.00%, 6/15/2029 122,000 123,421
2.88%, 8/15/2030 84,000 72,213
3.13%, 9/15/2031 15,000 12,822
Berry Global, Inc.
4.50%, 2/15/2026
(b)
80,000 78,218
5.63%, 7/15/2027
(b)
22,000 21,790
Cascades, Inc. / Cascades USA, Inc.
5.13%, 1/15/2026
(b)
46,000 45,518
5.38%, 1/15/2028
(b)
15,000 14,553
Clearwater Paper Corp. , 4.75% , 8/15/2028
(b)
45,000 42,513
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(b)
27,000 26,912
6.88%, 1/15/2030
(b)
105,000 104,834
8.75%, 4/15/2030
(b)
370,000 363,055
Crown Americas LLC , 5.25% , 4/01/2030
(c)
8,000 7,837
Crown Americas LLC / Crown Americas Capital Corp. V , 4.25% , 9/30/2026 100,000 96,788
Crown Americas LLC / Crown Americas Capital Corp. VI , 4.75% , 2/01/2026 19,000 18,739
Crown Cork & Seal Co., Inc. , 7.38% , 12/15/2026 40,000 41,616
Graham Packaging Co., Inc. , 7.13% , 8/15/2028
(b)
110,000 107,126
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC , 6.00% , 9/15/2028
(b)
1,000 984
Iris Holdings, Inc. , 10.00% , 12/15/2028
(b)
100,000 85,000
LABL, Inc.
6.75%, 7/15/2026
(b)
250,000 248,749
10.50%, 7/15/2027
(b)
300,000 292,817
5.88%, 11/01/2028
(b)
30,000 27,707
9.50%, 11/01/2028
(b)
120,000 121,532
8.25%, 11/01/2029
(b)
210,000 184,351
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027
(b)
525,000 541,649
9.25%, 4/15/2027
(b)
291,000 291,861
OI European Group BV , 4.75% , 2/15/2030
(b)
74,000 68,100
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027
(b)
82,000 82,056
7.25%, 5/15/2031
(b)
135,000 133,391
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc. , 4.38% , 10/15/2028
(b)
214,000 201,212
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC , 4.00% , 10/15/2027
(b)
200,000 189,053
Pactiv LLC
7.95%, 12/15/2025 32,000 32,923
8.38%, 4/15/2027 5,000 5,282
Sealed Air Corp.
4.00%, 12/01/2027
(b)
123,000 116,711
6.13%, 2/01/2028
(b)(c)
143,000 144,215
5.00%, 4/15/2029
(b)
155,000 149,913
6.50%, 7/15/2032
(b)
409,000 413,879
6.88%, 7/15/2033
(b)
93,000 97,821
Silgan Holdings, Inc. , 4.13% , 2/01/2028 173,000 164,947
Trident TPI Holdings, Inc. , 12.75% , 12/31/2028
(b)
226,000 247,208
TriMas Corp. , 4.13% , 4/15/2029
(b)
105,000 97,034
Trivium Packaging Finance BV
5.50%, 8/15/2026
(b)
339,000 332,042
8.50%, 8/15/2027
(b)
301,000 295,009
6,522,426

Corporate Bonds – 97.7% (continued)
Pharmaceuticals – 1.7%
180 Medical, Inc. , 3.88% , 10/15/2029
(b)
7,000 6,362
AdaptHealth LLC
6.13%, 8/01/2028
(b)
6,000 5,860
4.63%, 8/01/2029
(b)(c)
89,000 79,686
5.13%, 3/01/2030
(b)
112,000 100,428
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(b)
180,000 158,836
8.50%, 1/31/2027
(b)
120,000 87,153
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(b)
295,000 276,622
9.00%, 12/15/2025
(b)
181,000 163,726
6.13%, 2/01/2027
(b)
10,000 8,496
5.75%, 8/15/2027
(b)
70,000 57,548
7.00%, 1/15/2028
(b)
100,000 58,079
5.00%, 1/30/2028
(b)
90,000 49,415
4.88%, 6/01/2028
(b)
350,000 269,407
11.00%, 9/30/2028
(b)
368,000 344,014
5.00%, 2/15/2029
(b)
97,000 47,719
6.25%, 2/15/2029
(b)
217,000 114,447
5.25%, 1/30/2030
(b)
218,000 110,384
14.00%, 10/15/2030
(b)
1,000 845
5.25%, 2/15/2031
(b)
190,000 96,217
BellRing Brands, Inc. , 7.00% , 3/15/2030
(b)
214,000 220,560
Cheplapharm Arzneimittel GmbH , 5.50% , 1/15/2028
(b)
215,000 201,494
Elanco Animal Health, Inc. , 6.65% , 8/28/2028 15,000 15,283
Endo Finance Holdings, Inc. , 8.50% , 4/15/2031
(b)
220,000 231,981
Grifols SA , 4.75% , 10/15/2028
(b)(c)
243,000 221,740
Herbalife Nutrition Ltd. / HLF Financing, Inc. , 7.88% , 9/01/2025
(b)
170,000 168,808
HLF Financing Sarl LLC / Herbalife International, Inc.
12.25%, 4/15/2029
(b)
390,000 391,172
4.88%, 6/01/2029
(b)(c)
140,000 95,518
Jazz Securities DAC , 4.38% , 1/15/2029
(b)
210,000 197,458
Mallinckrodt International Finance SA / Mallinckrodt CB LLC , 14.75% , 11/14/2028
(b)
170,000 185,196
Option Care Health, Inc. , 4.38% , 10/31/2029
(b)
43,000 40,140
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 4/30/2028
(b)
460,000 432,159
5.13%, 4/30/2031
(b)
300,000 275,613
6.75%, 5/15/2034
(b)
100,000 101,029
7.88%, 5/15/2034
(b)
96,000 99,855
Owens & Minor, Inc.
4.50%, 3/31/2029
(b)(c)
14,000 12,296
6.63%, 4/01/2030
(b)(c)
67,000 62,585
P&L Development LLC / PLD Finance Corp. , 7.75% , 11/15/2025
(b)
120,000 110,520
5,098,651
Pipelines – 4.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 3/01/2027
(b)
120,000 119,674
5.75%, 1/15/2028
(b)
213,000 211,665
5.38%, 6/15/2029
(b)
169,000 165,244
6.63%, 2/01/2032
(b)
235,000 239,833
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.63%, 7/15/2026
(b)
130,000 129,877
7.00%, 7/15/2029
(b)
60,000 61,651
7.25%, 7/15/2032
(b)
115,000 119,428
Buckeye Partners LP
3.95%, 12/01/2026 127,000 122,523
4.13%, 12/01/2027 178,000 167,545

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Pipelines – 4.4% (continued)
Buckeye Partners LP (continued)
6.88%, 7/01/2029
(b)
100,000 101,590
5.85%, 11/15/2043 100,000 88,986
5.60%, 10/15/2044 65,000 53,895
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 6/15/2031
(b)
258,000 247,901
7.50%, 12/15/2033
(b)
100,000 105,745
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 6/01/2028
(b)
143,000 142,317
8.63%, 3/15/2029
(b)
425,000 441,464
DT Midstream, Inc.
4.13%, 6/15/2029
(b)
125,000 116,929
4.38%, 6/15/2031
(b)
319,000 294,045
Energy Transfer LP
8.00%, 5/15/2054 280,000 298,037
7.13%, 10/01/2054 50,000 50,207
EQM Midstream Partners LP
4.13%, 12/01/2026 240,000 234,320
6.50%, 7/01/2027 153,000 155,913
5.50%, 7/15/2028 62,000 61,685
6.38%, 4/01/2029
(b)
92,000 93,946
7.50%, 6/01/2030
(b)
311,000 335,433
4.75%, 1/15/2031
(b)
66,000 62,335
6.50%, 7/15/2048 200,000 203,113
FTAI Infra Escrow Holdings LLC , 10.50% , 6/01/2027
(b)
94,000 100,905
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/2027 51,000 52,134
7.75%, 2/01/2028 220,000 223,392
8.25%, 1/15/2029 140,000 145,637
8.88%, 4/15/2030 122,000 129,107
7.88%, 5/15/2032 180,000 183,780
Global Partners LP / GLP Finance Corp.
7.00%, 8/01/2027 68,000 68,537
6.88%, 1/15/2029 155,000 154,363
8.25%, 1/15/2032
(b)
98,000 100,648
Harvest Midstream I LP
7.50%, 9/01/2028
(b)
164,000 167,808
7.50%, 5/15/2032
(b)
266,000 274,232
Hess Midstream Operations LP
6.50%, 6/01/2029
(b)
12,000 12,243
4.25%, 2/15/2030
(b)
19,000 17,641
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028
(b)
120,000 127,602
7.38%, 7/15/2032
(b)
156,000 160,675
ITT Holdings LLC , 6.50% , 8/01/2029
(b)
299,000 280,734
Kinetik Holdings LP
6.63%, 12/15/2028
(b)
45,000 45,923
5.88%, 6/15/2030
(b)
26,000 25,761
Martin Midstream Partners LP / Martin Midstream Finance Corp. , 11.50% , 2/15/2028
(b)
85,000 93,080
New Fortress Energy, Inc.
6.75%, 9/15/2025
(b)
300,000 294,863
6.50%, 9/30/2026
(b)
220,000 204,465
8.75%, 3/15/2029
(b)(c)
66,000 59,847
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 2/15/2029
(b)
215,000 218,012
8.38%, 2/15/2032
(b)
296,000 302,559

Corporate Bonds – 97.7% (continued)
Pipelines – 4.4% (continued)
NuStar Logistics LP
5.75%, 10/01/2025 140,000 140,140
6.00%, 6/01/2026 155,000 155,376
5.63%, 4/28/2027 100,000 99,464
6.38%, 10/01/2030 150,000 153,269
Prairie Acquiror LP , 9.00% , 8/01/2029
(b)
129,000 132,948
Rockies Express Pipeline LLC
4.95%, 7/15/2029
(b)
90,000 86,072
6.88%, 4/15/2040
(b)
35,000 34,434
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 3/01/2027
(b)
55,000 54,619
5.50%, 1/15/2028
(b)
220,000 212,192
7.38%, 2/15/2029
(b)
260,000 263,224
6.00%, 12/31/2030
(b)
188,000 178,078
6.00%, 9/01/2031
(b)
333,000 313,922
TransMontaigne Partners LP / TLP Finance Corp. , 6.13% , 2/15/2026 11,000 10,877
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(b)
65,000 60,148
6.25%, 1/15/2030
(b)
215,000 221,124
4.13%, 8/15/2031
(b)
200,000 182,012
3.88%, 11/01/2033
(b)
270,000 234,280
Venture Global LNG, Inc.
8.13%, 6/01/2028
(b)
438,000 455,807
9.50%, 2/01/2029
(b)
680,000 756,192
7.00%, 1/15/2030
(b)
461,000 466,723
8.38%, 6/01/2031
(b)
712,000 747,958
9.88%, 2/01/2032
(b)
540,000 599,288
13,427,396
Real Estate – 4.6%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp. , 7.00% , 4/15/2030
(b)(c)
114,000 97,128
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
5.75%, 1/15/2029
(b)
115,000 79,047
5.25%, 4/15/2030
(b)
117,000 78,244
Apollo Commercial Real Estate Finance, Inc. , 4.63% , 6/15/2029
(b)
119,000 101,871
Blackstone Mortgage Trust, Inc. , 3.75% , 1/15/2027
(b)
136,000 124,768
Brandywine Operating Partnership LP
3.95%, 11/15/2027 450,000 415,927
4.55%, 10/01/2029 5,000 4,504
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(b)
200,000 197,898
4.50%, 4/01/2027
(b)
271,000 256,565
CoreLogic, Inc. , 4.50% , 5/01/2028
(b)
320,000 295,286
CTR Partnership LP / CareTrust Capital Corp. , 3.88% , 6/30/2028
(b)
140,000 130,995
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028
(b)
160,000 160,347
8.88%, 9/01/2031
(b)(c)
208,000 223,928
Diversified Healthcare Trust
1/15/2026
(b)(g)
110,000 97,173
4.75%, 2/15/2028 157,000 133,760
4.38%, 3/01/2031 100,000 76,276
Global NET Lease, Inc. / Global NET Lease Operating Partnership LP , 3.75% , 12/15/2027
(b)
19,000 17,181
Greystar Real Estate Partners LLC , 7.75% , 9/01/2030
(b)
85,000 90,159
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(b)
237,000 230,272
4.13%, 2/01/2029
(b)
180,000 165,428
4.38%, 2/01/2031
(b)
322,000 287,714

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Real Estate – 4.6% (continued)
Hudson Pacific Properties LP
3.95%, 11/01/2027 165,000 145,589
5.95%, 2/15/2028 150,000 135,354
4.65%, 4/01/2029 210,000 176,945
3.25%, 1/15/2030 40,000 30,544
Hunt Cos., Inc. , 5.25% , 4/15/2029
(b)
80,000 75,420
Iron Mountain Information Management Services, Inc. , 5.00% , 7/15/2032
(b)
230,000 214,635
Iron Mountain, Inc.
4.88%, 9/15/2027
(b)
336,000 327,738
5.25%, 3/15/2028
(b)
260,000 254,664
5.00%, 7/15/2028
(b)
157,000 152,137
7.00%, 2/15/2029
(b)
491,000 504,646
4.88%, 9/15/2029
(b)
115,000 109,849
5.25%, 7/15/2030
(b)
400,000 385,055
4.50%, 2/15/2031
(b)
285,000 262,108
5.63%, 7/15/2032
(b)
603,000 581,991
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 180,000 158,352
4.75%, 2/01/2030 51,000 43,555
5.00%, 3/01/2031 216,000 182,221
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 10/01/2025
(b)
210,000 208,985
4.25%, 2/01/2027
(b)
4,000 3,870
4.75%, 6/15/2029
(b)
55,000 52,246
7.00%, 7/15/2031
(b)
232,000 237,331
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027
(c)
251,000 205,994
4.63%, 8/01/2029 154,000 111,739
3.50%, 3/15/2031 301,000 197,873
Necessity Retail REIT, Inc. (The) / American Finance Operating Partner LP , 4.50% , 9/30/2028
(b)
70,000 63,728
Newmark Group, Inc. , 7.50% , 1/12/2029 20,000 20,990
Office Properties Income Trust , 9.00% , 9/30/2029
(b)
123,000 97,169
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028
(b)
169,000 167,474
4.88%, 5/15/2029
(b)
589,000 556,459
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027 45,000 43,685
7.25%, 7/15/2028
(b)
470,000 485,493
4.50%, 2/15/2029
(b)
45,000 42,626
6.50%, 4/01/2032
(b)
193,000 195,172
Rithm Capital Corp.
6.25%, 10/15/2025
(b)
63,000 62,933
8.00%, 4/01/2029
(b)
170,000 168,748
RLJ Lodging Trust LP
3.75%, 7/01/2026
(b)
395,000 376,946
4.00%, 9/15/2029
(b)
65,000 58,079
SBA Communications Corp.
3.88%, 2/15/2027 378,000 364,005
3.13%, 2/01/2029 340,000 307,860
Service Properties Trust
5.25%, 2/15/2026 125,000 123,000
4.75%, 10/01/2026 68,000 65,168
4.95%, 2/15/2027 222,000 207,967
5.50%, 12/15/2027 107,000 101,977
3.95%, 1/15/2028 10,000 8,597
8.38%, 6/15/2029 160,000 159,192
4.95%, 10/01/2029 85,000 67,711

Corporate Bonds – 97.7% (continued)
Real Estate – 4.6% (continued)
Service Properties Trust (continued)
4.38%, 2/15/2030 225,000 168,257
8.63%, 11/15/2031
(b)
300,000 319,193
8.88%, 6/15/2032 115,000 109,516
Starwood Property Trust, Inc.
3.63%, 7/15/2026
(b)
168,000 159,985
4.38%, 1/15/2027
(b)
172,000 165,346
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC , 6.00% , 1/15/2030
(b)
150,000 107,900
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 2/15/2028
(b)
395,000 399,910
4.75%, 4/15/2028
(b)
89,000 77,061
6.50%, 2/15/2029
(b)
222,000 168,397
Vornado Realty LP
2.15%, 6/01/2026 30,000 28,154
3.40%, 6/01/2031 70,000 56,952
XHR LP
6.38%, 8/15/2025
(b)
384,000 384,017
4.88%, 6/01/2029
(b)
90,000 85,003
13,997,982
Retail – 5.7%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 1/15/2028
(b)
260,000 244,509
4.38%, 1/15/2028
(b)
118,000 112,269
6.13%, 6/15/2029
(b)
291,000 294,197
4.00%, 10/15/2030
(b)
460,000 410,026
Academy Ltd. , 6.00% , 11/15/2027
(b)
49,000 48,619
Advance Auto Parts, Inc.
1.75%, 10/01/2027 215,000 190,485
5.95%, 3/09/2028 155,000 155,980
3.50%, 3/15/2032
(c)
10,000 8,660
Arko Corp. , 5.13% , 11/15/2029
(b)(c)
40,000 34,878
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 81,000 77,459
4.63%, 11/15/2029
(b)
166,000 155,377
4.75%, 3/01/2030 144,000 135,228
5.00%, 2/15/2032
(b)
265,000 244,136
At Home Group, Inc.
7.13%, 5/12/2028
(b)(d)
104,312 40,640
4.88%, 7/15/2028
(b)
42,000 15,913
Bath & Body Works, Inc.
9.38%, 7/01/2025
(b)
144,000 148,329
6.69%, 1/15/2027 75,000 76,304
5.25%, 2/01/2028 3,000 2,941
6.63%, 10/01/2030
(b)
191,000 192,736
6.95%, 3/01/2033 71,000 69,388
6.88%, 11/01/2035 163,000 165,196
6.75%, 7/01/2036 141,000 141,041
7.60%, 7/15/2037 50,000 48,433
BCPE Ulysses Intermediate, Inc. , 7.75% , 4/01/2027
(b)(d)
100,000 96,652
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026
(b)
63,000 61,157
4.13%, 5/15/2029
(b)(c)
20,000 18,387
6.50%, 8/01/2030
(b)
377,000 385,806
BlueLinx Holdings, Inc. , 6.00% , 11/15/2029
(b)
90,000 86,054
Brinker International, Inc. , 8.25% , 7/15/2030
(b)
125,000 132,347
Carvana Co.
12.00%, 12/01/2028
(b)(d)
319,293 344,957

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Retail – 5.7% (continued)
Carvana Co. (continued)
13.00%, 6/01/2030
(b)(d)
470,000 518,223
14.00%, 6/01/2031
(b)(d)
520,000 606,211
CEC Entertainment LLC , 6.75% , 5/01/2026
(b)
40,000 39,980
Cougar JV Subsidiary LLC , 8.00% , 5/15/2032
(b)
116,000 121,300
Dave & Buster's, Inc. , 7.63% , 11/01/2025
(b)
91,000 91,245
eG Global Finance PLC , 12.00% , 11/30/2028
(b)
330,000 353,767
Evergreen Acqco 1 LP / TVI, Inc. , 9.75% , 4/26/2028
(b)
70,000 73,832
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(b)
262,000 263,047
5.88%, 4/01/2029
(b)
115,000 107,250
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(b)
150,000 140,231
6.75%, 1/15/2030
(b)
351,000 310,993
FirstCash, Inc.
4.63%, 9/01/2028
(b)
160,000 152,869
5.63%, 1/01/2030
(b)
242,000 234,769
6.88%, 3/01/2032
(b)
115,000 116,197
Foot Locker, Inc. , 4.00% , 10/01/2029
(b)
75,000 64,100
Foundation Building Materials, Inc. , 6.00% , 3/01/2029
(b)
105,000 94,133
Gap, Inc. (The)
3.63%, 10/01/2029
(b)
141,000 123,175
3.88%, 10/01/2031
(b)
160,000 134,540
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 1/15/2029
(b)
105,000 102,412
8.75%, 1/15/2032
(b)
80,000 76,267
GPS Hospitality Holding Co. LLC / GPS Finco, Inc. , 7.00% , 8/15/2028
(b)
139,000 100,886
Group 1 Automotive, Inc.
4.00%, 8/15/2028
(b)
147,000 137,017
6.38%, 1/15/2030
(b)
85,000 85,931
Guitar Center, Inc. , 8.50% , 1/15/2026
(b)
57,000 50,777
GYP Holdings III Corp. , 4.63% , 5/01/2029
(b)
95,000 89,730
Ken Garff Automotive LLC , 4.88% , 9/15/2028
(b)
50,000 47,394
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC , 4.75% , 6/01/2027
(b)
617,000 605,043
Kohl's Corp.
4.63%, 5/01/2031 15,000 12,246
5.55%, 7/17/2045 30,000 19,913
LBM Acquisition LLC , 6.25% , 1/15/2029
(b)
163,000 144,082
LCM Investments Holdings II LLC
4.88%, 5/01/2029
(b)
190,000 178,780
8.25%, 8/01/2031
(b)
190,000 199,040
Liberty Interactive LLC
8.50%, 7/15/2029 89,000 46,725
8.25%, 2/01/2030 105,000 54,028
Lithia Motors, Inc.
4.63%, 12/15/2027
(b)
227,000 218,323
3.88%, 6/01/2029
(b)
248,000 225,741
4.38%, 1/15/2031
(b)
47,000 42,354
Macy's Retail Holdings LLC
5.88%, 3/15/2030
(b)
165,000 158,397
6.70%, 7/15/2034
(b)
115,000 101,180
4.50%, 12/15/2034 20,000 16,857
Marks & Spencer PLC , 7.13% , 12/01/2037
(b)
10,000 10,728
Michaels Cos., Inc. (The)
5.25%, 5/01/2028
(b)
320,000 236,770
7.88%, 5/01/2029
(b)
304,000 174,749

Corporate Bonds – 97.7% (continued)
Retail – 5.7% (continued)
Murphy Oil USA, Inc.
5.63%, 5/01/2027 12,000 11,887
4.75%, 9/15/2029 34,000 32,513
3.75%, 2/15/2031
(b)
113,000 100,454
NMG Holding Co., Inc. / Neiman Marcus Group LLC , 7.13% , 4/01/2026
(b)
526,000 528,322
Nordstrom, Inc.
4.00%, 3/15/2027 70,000 67,027
6.95%, 3/15/2028 50,000 51,037
4.38%, 4/01/2030 361,000 328,053
4.25%, 8/01/2031
(c)
57,000 50,810
5.00%, 1/15/2044 135,000 107,732
Papa John's International, Inc. , 3.88% , 9/15/2029
(b)
37,000 32,874
Park River Holdings, Inc.
5.63%, 2/01/2029
(b)
180,000 146,454
6.75%, 8/01/2029
(b)
125,000 104,683
Patrick Industries, Inc. , 4.75% , 5/01/2029
(b)
131,000 122,211
Penske Automotive Group, Inc.
3.50%, 9/01/2025 115,000 112,241
3.75%, 6/15/2029 68,000 62,057
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(b)
146,000 137,154
7.75%, 2/15/2029
(b)
371,000 360,161
QVC, Inc.
4.75%, 2/15/2027 200,000 175,308
4.38%, 9/01/2028
(c)
105,000 80,631
5.95%, 3/15/2043 70,000 42,425
Raising Cane's Restaurants LLC , 9.38% , 5/01/2029
(b)
101,000 109,108
Sally Holdings LLC / Sally Capital, Inc. , 6.75% , 3/01/2032 20,000 19,937
Sizzling Platter LLC / Sizzling Platter Finance Corp. , 8.50% , 11/28/2025
(b)
15,000 15,123
Sonic Automotive, Inc.
4.63%, 11/15/2029
(b)
121,000 110,632
4.88%, 11/15/2031
(b)
46,000 41,144
Specialty Building Products Holdings LLC / SBP Finance Corp. , 6.38% , 9/30/2026
(b)
188,000 185,217
Staples, Inc.
10.75%, 9/01/2029
(b)
600,000 581,446
12.75%, 1/15/2030
(b)
190,000 147,650
Suburban Propane Partners LP/Suburban Energy Finance Corp. , 5.00% , 6/01/2031
(b)
149,000 135,141
Victoria's Secret & Co. , 4.63% , 7/15/2029
(b)
138,000 114,365
Victra Holdings LLC / Victra Finance Corp. , 7.75% , 2/15/2026
(b)
381,000 382,313
Walgreens Boots Alliance, Inc.
3.45%, 6/01/2026 325,000 309,348
3.20%, 4/15/2030 75,000 61,818
4.80%, 11/18/2044
(c)
31,000 23,245
4.65%, 6/01/2046 70,000 47,563
4.10%, 4/15/2050
(c)
319,000 210,222
White Capital Buyer LLC , 6.88% , 10/15/2028
(b)
125,000 123,724
White Capital Parent LLC , 8.25% , 3/15/2026
(b)(d)
25,000 25,032
Yum! Brands, Inc.
4.75%, 1/15/2030
(b)
358,000 344,749
3.63%, 3/15/2031
(c)
30,000 26,775
4.63%, 1/31/2032 359,000 334,777
5.38%, 4/01/2032 330,000 319,736
6.88%, 11/15/2037 76,000 83,380
5.35%, 11/01/2043 70,000 66,782
17,292,597

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Semiconductors – 0.3%
Amkor Technology, Inc. , 6.63% , 9/15/2027
(b)
11,000 11,026
ams-OSRAM AG , 12.25% , 3/30/2029
(b)
300,000 317,152
Entegris, Inc.
4.38%, 4/15/2028
(b)
220,000 208,880
3.63%, 5/01/2029
(b)
57,000 51,691
5.95%, 6/15/2030
(b)
147,000 146,664
ON Semiconductor Corp. , 3.88% , 9/01/2028
(b)
90,000 84,106
Synaptics, Inc. , 4.00% , 6/15/2029
(b)
20,000 18,290
837,809
Software – 3.1%
Alteryx, Inc. , 8.75% , 3/15/2028
(b)
225,000 231,199
AthenaHealth Group, Inc. , 6.50% , 2/15/2030
(b)
500,000 472,026
Camelot Finance SA , 4.50% , 11/01/2026
(b)
247,000 241,207
Capstone Borrower, Inc. , 8.00% , 6/15/2030
(b)
85,000 88,141
Castle US Holding Corp. , 9.50% , 2/15/2028
(b)
63,000 29,510
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. , 8.00% , 6/15/2029
(b)
50,000 51,489
Central Parent, Inc. / CDK Global, Inc. , 7.25% , 6/15/2029
(b)
311,000 313,713
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(b)
285,000 267,480
4.88%, 7/01/2029
(b)
207,000 195,312
Cloud Software Group, Inc.
6.50%, 3/31/2029
(b)
900,000 877,080
9.00%, 9/30/2029
(b)
1,110,000 1,102,718
8.25%, 6/30/2032
(b)
420,000 435,853
Consensus Cloud Solutions, Inc. , 6.50% , 10/15/2028
(b)(c)
21,000 20,241
Dun & Bradstreet Corp. (The) , 5.00% , 12/15/2029
(b)(c)
512,000 486,626
Dye & Durham Ltd. , 8.63% , 4/15/2029
(b)
73,000 74,700
Elastic NV , 4.13% , 7/15/2029
(b)
15,000 13,845
Fair Isaac Corp.
5.25%, 5/15/2026
(b)
56,000 55,746
4.00%, 6/15/2028
(b)
209,000 196,738
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 5/01/2028
(b)
25,000 22,814
8.75%, 5/01/2029
(b)
60,000 62,016
MicroStrategy, Inc. , 6.13% , 6/15/2028
(b)
200,000 197,734
Open Text Corp.
3.88%, 2/15/2028
(b)
140,000 130,816
3.88%, 12/01/2029
(b)
130,000 118,012
Open Text Holdings, Inc.
4.13%, 2/15/2030
(b)
200,000 182,622
4.13%, 12/01/2031
(b)(c)
200,000 178,251
Playtika Holding Corp. , 4.25% , 3/15/2029
(b)
145,000 128,939
PTC, Inc. , 4.00% , 2/15/2028
(b)
133,000 126,050
Rackspace Technology Global, Inc. , 5.38% , 12/01/2028
(b)
57,000 16,291
RingCentral, Inc. , 8.50% , 8/15/2030
(b)
120,000 126,022
ROBLOX Corp. , 3.88% , 5/01/2030
(b)
88,000 78,880
Rocket Software, Inc.
9.00%, 11/28/2028
(b)
432,000 444,810
6.50%, 2/15/2029
(b)
230,000 207,747
RRD Parent, Inc. , 10.00% , 10/15/2031
(b)(d)
54,600 95,175
SS&C Technologies, Inc. , 5.50% , 9/30/2027
(b)
528,000 523,381
Twilio, Inc.
3.63%, 3/15/2029 49,000 44,437
3.88%, 3/15/2031 44,000 39,485

Corporate Bonds – 97.7% (continued)
Software – 3.1% (continued)
UKG, Inc. , 6.88% , 2/01/2031
(b)
560,000 575,198
Veritas US, Inc. / Veritas Bermuda Ltd. , 7.50% , 9/01/2025
(b)
541,000 472,351
West Technology Group LLC , 8.50% , 4/10/2027
(b)
100,000 85,610
ZoomInfo Technologies LLC / ZoomInfo Finance Corp. , 3.88% , 2/01/2029
(b)
525,000 479,194
9,489,459
Telecommunications – 4.4%
Altice Financing SA
9.63%, 7/15/2027
(b)
50,000 46,663
5.00%, 1/15/2028
(b)
275,000 219,944
5.75%, 8/15/2029
(b)
520,000 395,119
Altice France Holding SA
10.50%, 5/15/2027
(b)
333,000 126,154
6.00%, 2/15/2028
(b)
250,000 77,991
Altice France SA
8.13%, 2/01/2027
(b)
430,000 347,629
5.50%, 1/15/2028
(b)
349,000 255,356
5.13%, 1/15/2029
(b)
89,000 61,705
5.13%, 7/15/2029
(b)
409,000 286,925
5.50%, 10/15/2029
(b)
460,000 323,564
British Telecommunications PLC
4.25%, 11/23/2081
(b)
184,000 174,874
4.88%, 11/23/2081
(b)(c)
40,000 36,018
Ciena Corp. , 4.00% , 1/31/2030
(b)
5,000 4,592
CommScope LLC
6.00%, 3/01/2026
(b)
388,000 364,882
8.25%, 3/01/2027
(b)
215,000 148,350
7.13%, 7/01/2028
(b)
110,000 69,160
4.75%, 9/01/2029
(b)
350,000 254,908
CommScope Technologies LLC , 5.00% , 3/15/2027
(b)
26,000 17,054
Connect Finco Sarl / Connect US Finco LLC , 6.75% , 10/01/2026
(b)
549,000 539,863
Consolidated Communications, Inc.
5.00%, 10/01/2028
(b)
60,000 51,939
6.50%, 10/01/2028
(b)
50,000 45,172
Embarq Corp. , 8.00% , 6/01/2036 318,000 92,462
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(b)
186,000 184,218
5.00%, 5/01/2028
(b)
300,000 288,693
6.75%, 5/01/2029
(b)
215,000 203,163
5.88%, 11/01/2029 249,000 223,771
6.00%, 1/15/2030
(b)
249,000 224,240
8.75%, 5/15/2030
(b)
368,000 385,504
8.63%, 3/15/2031
(b)
310,000 324,773
Frontier Florida LLC , Series E , 6.86% , 2/01/2028 80,000 81,308
Frontier North, Inc. , Series G , 6.73% , 2/15/2028 71,000 70,467
GoTo Group, Inc.
5.50%, 5/01/2028
(b)
180,000 141,083
5.50%, 5/01/2028
(b)
50,000 18,500
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 235,000 179,216
6.63%, 8/01/2026 147,000 68,939
Iliad Holding SASU
7.00%, 10/15/2028
(b)
65,000 65,098
8.50%, 4/15/2031
(b)
170,000 176,692
Intelsat Jackson Holdings SA , 6.50% , 3/15/2030
(b)
693,000 661,248
Level 3 Financing, Inc.
3.40%, 3/01/2027
(b)
75,000 52,125
4.63%, 9/15/2027
(b)
210,000 138,684

Statement of Investments
(continued)
Corporate Bonds – 97.7% (continued)
Telecommunications – 4.4% (continued)
Level 3 Financing, Inc. (continued)
4.25%, 7/01/2028
(b)
274,000 149,330
3.63%, 1/15/2029
(b)
149,000 71,520
10.50%, 4/15/2029
(b)
150,000 154,995
4.88%, 6/15/2029
(b)
150,000 105,752
3.75%, 7/15/2029
(b)
90,000 42,525
3.88%, 11/15/2029
(b)
93,000 43,322
11.00%, 11/15/2029
(b)
450,000 476,331
4.50%, 4/01/2030
(b)
50,000 33,625
10.50%, 5/15/2030
(b)
47,000 48,403
10.75%, 12/15/2030
(b)
60,000 61,974
4.00%, 4/15/2031
(b)
50,000 32,157
Lumen Technologies, Inc.
4.00%, 2/15/2027
(b)
190,000 121,493
4.50%, 1/15/2029
(b)
269,000 117,267
4.13%, 4/15/2030
(b)
110,000 78,610
Series P, 7.60%, 9/15/2039 130,000 55,718
Series U, 7.65%, 3/15/2042 70,000 29,017
Optics Bidco SpA
Series 2036, 7.20%, 7/18/2036
(b)
343,000 352,408
Series 2038, 7.72%, 6/04/2038
(b)
60,000 63,196
Qwest Corp. , 7.25% , 9/15/2025 28,000 27,778
Rogers Communications, Inc. , 5.25% , 3/15/2082
(b)(c)
310,000 299,752
Telecom Italia Capital SA
6.38%, 11/15/2033
(c)
190,000 185,180
6.00%, 9/30/2034
(c)
135,000 127,280
7.20%, 7/18/2036 115,000 114,674
7.72%, 6/04/2038 75,000 76,117
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(b)
70,000 33,037
4.88%, 6/01/2027
(b)
50,000 22,756
6.50%, 10/15/2027
(b)
40,000 11,948
ViaSat, Inc.
5.63%, 9/15/2025
(b)
100,000 98,963
5.63%, 4/15/2027
(b)
200,000 187,919
6.50%, 7/15/2028
(b)(c)
60,000 48,817
7.50%, 5/30/2031
(b)(c)
120,000 88,239
Viavi Solutions, Inc. , 3.75% , 10/01/2029
(b)
135,000 117,150
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(b)
21,000 17,792
4.75%, 7/15/2031
(b)
186,000 159,672
7.75%, 4/15/2032
(b)
415,000 415,514
Vodafone Group PLC
7.00%, 4/04/2079 793,000 819,468
3.25%, 6/04/2081 50,000 47,181
4.13%, 6/04/2081 305,000 269,284
5.13%, 6/04/2081 140,000 105,359
Windstream Escrow LLC / Windstream Escrow Finance Corp. , 7.75% , 8/15/2028
(b)
350,000 337,905
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(b)(c)
85,000 72,328
6.13%, 3/01/2028
(b)
185,000 126,263
Zegona Finance PLC , 8.63% , 7/15/2029
(b)
150,000 153,398
13,429,463

Corporate Bonds – 97.7% (continued)
Transportation – 0.6%
Brightline East LLC , 11.00% , 1/31/2030
(b)
304,492 277,143
Cargo Aircraft Management, Inc. , 4.75% , 2/01/2028
(b)
12,000 11,288
Carriage Purchaser, Inc. , 7.88% , 10/15/2029
(b)
20,000 18,501
Danaos Corp. , 8.50% , 3/01/2028
(b)
75,000 77,250
First Student Bidco, Inc. / First Transit Parent, Inc. , 4.00% , 7/31/2029
(b)
4,000 3,648
Genesee & Wyoming, Inc. , 6.25% , 4/15/2032
(b)
55,000 55,705
GN Bondco LLC , 9.50% , 10/15/2031
(b)(c)
475,000 448,130
Rand Parent LLC , 8.50% , 2/15/2030
(b)(c)
340,000 335,714
Seaspan Corp. , 5.50% , 8/01/2029
(b)
417,000 373,312
XPO CNW, Inc. , 6.70% , 5/01/2034 35,000 36,773
XPO, Inc.
7.13%, 6/01/2031
(b)
150,000 154,742
7.13%, 2/01/2032
(b)
125,000 129,153
1,921,359
Trucking & Leasing – 0.2%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/01/2028
(b)
199,000 195,131
7.88%, 12/01/2030
(b)
80,000 84,835
7.00%, 5/01/2031
(b)
80,000 82,569
NAC Aviation 29 DAC , 4.75% , 6/30/2026 146,592 139,771
502,306
Total Corporate Bonds (cost $296,844,422) 299,062,660
Warrants – 0.0%
Financial – 0.0%
Curo Financial, Warrants expiring 7/19/2031
(a),(h)
(Cost $0) 672 0
Description Shares Value ($)
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%
(i)(j)
(cost $999,594) 999,594 999,594
Investment of Cash Collateral for Securities Loaned – 2.3%
Registered Investment Companies – 2.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%
(i)(j)
(cost $6,891,035) 6,891,035 6,891,035
Total Investments (cost $304,738,208) 100.3% 306,956,446
Liabilities, Less Cash and Receivables (0.3)% (788,842)
Net Assets 100.0% 306,167,604
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities were valued at $251,797,153 or 82.24% of net assets.
(c)
Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $8,544,426 and the value of the collateral was $8,871,786, consisting of cash collateral of $6,891,035 and U.S. Government & Agency securities valued at $1,980,751. In addition, the value of collateral may include pending sales that are also on loan.
(d)
Payment-in-kind security and interest may be paid in additional par.
(e)
Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2024 was $34,392, which represented 0.01% of the Fund’s Net Assets.
(g)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(h)
The fund held Level 3 securities at July 31, 2024. These securities were valued at $0 or 0.00% of net assets.
(i)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(j)
The rate shown is the 1-day yield as of July 31, 2024.

Statement of Investments
(continued)
See Notes to Statement of Investments
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes 15 9/19/2024 1,647,917 1,677,187 29,270
U.S. Treasury 10 Year Ultra Notes 15 9/19/2024 1,741,198 1,733,672 (7,526)
U.S. Treasury Long Bonds 5 9/19/2024 600,634 603,906 3,272
Futures Short
U.S. Treasury 5 Year Notes 5 9/30/2024 531,398 539,453 (8,055)
Gross Unrealized Appreciation 32,542
Gross Unrealized Depreciation (15,581)
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation ($)
Sold Contracts
(2)
CDX North American High Yield Swap Index, Series 42 6/20/2029 7,500,000 553,793 503,582 50,210
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount
equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon High Yield ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within
Level 1 of the fair value hierarchy.
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following:
yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the
Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of July 31, 2024 in valuing the fund’s investments:
Fair Value Measurements
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times.
Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”)
with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a
Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivative transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-
risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended July 31, 2024 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.
Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the
fund recognizes a realized gain or loss
.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2024, are set forth in the Statement of Investments.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks — 3,157 — 3,157
Corporate Bonds — 299,062,660 — 299,062,660
Warrants — — 0 0
Investment Companies 999,594 — — 999,594
Investment of Cash Collateral for Securities Loaned 6,891,035 — — 6,891,035
Other Financial Instruments:
Futures
††
32,542 — — 32,542
Centrally Cleared Credit Default Swaps
††
— 6,460 — 50,210
Liabilities ($)
Other Financial Instruments:
Futures
††
(15,581) — — (15,581)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter
(“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation
(depreciation) on swap agreements . Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements . Upfront payments made and/or received by the fund, are recorded as an asset and/or liability and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change.
The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid
to) the counterparty, including upon termination, are recorded as realized gain (loss) .
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation . Notional amounts of all credit default swap agreements are disclosed in the Statement of
Investments of the fund, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. .
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At July 31, 2024, accumulated net unrealized appreciation on investments was $2,285,409, consisting of gross appreciation of $5,253,560 and gross depreciation of $2,968,151.
At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).